December 31, 2002

--------------------------------------------------------------------------------
Oppenheimer
                                                             Annual Report
Main Street Small Cap Fund(R)/VA                              ----------
                                                              Management
A Series of Oppenheimer Variable Account Funds               Commentaries
--------------------------------------------------------------------------------


Performance Update

Investment Strategy Discussion

Financial Statements

                               [GRAPHIC OMITTED]


                                                 [LOGO] OppenheimerFunds(R)
                                                        The Right Way to Invest

 OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA


 -------------------------------------------------------------------------------
 Objective
 Oppenheimer Main Street Small Cap Fund(R)/VA, a series of Oppenheimer Variable Account Funds, seeks capital appreciation.


 -------------------------------------------------------------------------------
 Narrative by Charles Albers and Mark Zavanelli, Portfolio Managers
 We use a quantitative approach to managing the Oppenheimer Main Street Small Cap Fund/VA. Quantitative investing may seem a bit unconventional, but we use it for the simple reason that it works. Our goal is to add relative value to an investor's allocation to small cap stocks and to be better than other alternatives.
    The essence of a quantitative process for us is to research and understand repeatable patterns, anomalies and other signals in the market that we believe can give us an edge or advantage. We look at as many as 60 factors like this to try to develop a consistent relative return advantage.
    Equities were clearly not the place to be in 2002. Nevertheless, we were able to do what we set out to do, beat our benchmark, the Russell 2000(R) Index, and provide our shareholders with an alternative to the average small cap mutual fund and passive index portfolios. Although we were disappointed that the Fund's Non-Service share's absolute performance was negative for the year (-15.75% as of 12/31/02) 1, we were pleased with the Fund's returns relative to its benchmark. The Fund's benchmark, the Russell 2000(R) Index lost (-20.48% as of 12/31/02). 2
    2002 was a year in which the majority of U.S. stocks lost value. However, within that framework you could outperform the market by avoiding a few narrow clusters of really poor-performing stocks. Most of these were in technology and telecomm sectors, and the more speculative areas of healthcare, like biotech stocks. Our good relative returns were the result of limiting our exposure to the worst performing areas of the market.
    Our models did an excellent job of identifying the really bad stocks from the not so bad ones and it made a significant difference to relative results. We were able to avoid the worst performing areas because our stock selection models, which are the foundation of our investment process, directed us away from these areas.
    The models also help with our approach to portfolio construction. Our portfolio construction process involves making investments in many companies, thereby limiting the individual weights of each company in the Fund and helping to avoid concentrated positions in any particular sectors or industries. We seek to add a small amount of performance from a large number of stocks, rather than seeking to add large amounts of performance from a small number of stocks, which normally involves taking risks that are too large in our opinion.
    Our research strongly suggests that the market tends to perform well after hitting the sort of multi-year lows we hit last summer. So while we may see additional ups and downs as the economic recovery takes hold, history suggests that stocks are likely to post better than average results over the next 5 years.
    We have a quantitative model, which estimates the relative return prospects of large cap stocks versus small and mid cap stocks. This model has consistently tended to like the prospects for small stocks relative to large stocks over the last few years and it has been right, as small cap stocks have outperformed large cap stocks. Recently, this model has been suggesting that the outlook for small-cap stocks relative to large caps remains favorable. Harnessing the growth power of small-cap stocks is what makes Oppenheimer Main Street Small Cap Fund/VA an important part of The Right Way to Invest.




1. Includes changes in net asset value per share and does not include the charges associated with the separate account products that offer this Fund. Such performance is shown for Non-Service shares and would have been lower if such charges were taken into account.
2. The Fund's performance is compared to the Russell 2000(R) Index (For more information on the Fund's benchmark, please see "Comparing the Fund's Performance to the Market" on page 3).

In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.

The Fund's portfolio is subject to change. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.



                 2 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FUND PERFORMANCE


Management's Discussion of Fund Performance. For the fiscal year ended 12/31/02, Oppenheimer Main Street Small Cap Fund/VA produced negative results, but outperformed its benchmark, the Russell 2000(R) Index. In an extremely tough investing environment, the Fund's models helped it to avoid some of the worst performing areas of the stock market. Limiting the Fund's exposure to some of these poor performing sectors, including, technology and telecom, benefited relative performance. The models were also helpful in helping the Fund's management team construct the portfolio. By allocating small percentages to each investment, the Fund was able to limit its risk exposure to one single stock, which was beneficial especially over the last year. The Fund's holdings, strategy and management are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow shows the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2002. In the case of non-service shares, performance is measured from inception of the class on May 1, 1998. In the case of service shares, performance is measured from inception of the class on July 16, 2001. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of the Russell 2000(R) Index, an unmanaged index of equity securities of small capitalization companies that is a measure of the small company market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.



                3 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FUND PERFORMANCE

Non-Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE GRAPH]

               Oppenheimer Main Street Small     Russell 2000(R)
                 Cap Fund/VA (Non-Service)           Index
05/01/1998                 10,000                   10,000
06/30/1998                  9,560                    9,481
09/30/1998                  8,400                    7,571
12/31/1998                  9,600                    8,806
03/31/1999                  8,880                    8,328
06/30/1999                  9,310                    9,624
09/30/1999                  9,440                    9,015
12/31/1999                 14,070                   10,678
03/31/2000                 15,364                   11,434
06/30/2000                 13,178                   11,002
09/30/2000                 13,468                   11,124
12/31/2000                 11,490                   10,355
03/31/2001                  9,376                    9,682
06/30/2001                 11,334                   11,065
09/30/2001                  9,666                    8,765
12/31/2001                 11,448                   10,613
03/31/2002                 11,821                   11,036
06/30/2002                 11,490                   10,114
09/30/2002                  9,563                    7,949
12/31/2002                  9,645                    8,439


Average Annual Total Returns of Non-Service shares of the Fund at 12/31/02
1-Year -15.75%    Since Inception -0.77%


Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE GRAPH]
                Oppenheimer Main Street      Russell 2000(R)
               Small Cap Fund/VA (Service)        Index
07/16/2001              10,000                    10,000
09/30/2001               8,784                     8,374
12/31/2001              10,415                    10,140
03/31/2002              10,763                    10,544
06/30/2002              10,452                     9,663
09/30/2002               8,690                     7,595
12/31/2002               8,756                     8,063


Average Annual Total Returns of Service shares of the Fund at 12/31/02
1-Year -15.93%      Since Inception -8.71%




Because of ongoing market volatility, the Fund's performance has been subject to fluctuations and current performance may be less than the results shown. For updates on the Fund's performance, please call us at 1.800.981.2871. Past performance is not predictive of future performance.
The inception dates of the Fund were 5/1/98 for the Non-Service shares and 7/16/2001 for its Service shares. The performance information in the graphs for the Russell 2000(R) Index begins on 4/30/98 in the first graph and on 7/31/01 for the second graph.
Total returns include changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account. Total returns and the ending account value in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions. Graphs are not drawn to same scale. An explanation of the calculation of the performance is in the Statement of Additional Information.




                 4 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                            Financial Statements
                                                                      Pages 6-29



                 5 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2002


                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Common Stocks--98.3%
----------------------------------------------------------------
 Consumer Discretionary--18.8%
----------------------------------------------------------------
 Auto Components--1.5%
 Aftermarket Technology Corp. 1           1,400    $     20,300
----------------------------------------------------------------
 American Axle & Manufacturing
 Holdings, Inc.                           2,100          49,182
----------------------------------------------------------------
 ArvinMeritor, Inc.                       3,400          56,678
----------------------------------------------------------------
 Autoliv, Inc.                              400           8,372
----------------------------------------------------------------
 Borg-Warner Automotive, Inc.               700          35,294
----------------------------------------------------------------
 Collins & Aikman Corp. 1                   700           3,115
----------------------------------------------------------------
 Cooper Tire & Rubber Co.                 1,100          16,874
----------------------------------------------------------------
 Dana Corp.                               1,200          14,112
----------------------------------------------------------------
 Dura Automotive Systems, Inc. 1          2,800          28,112
----------------------------------------------------------------
 Goodyear Tire & Rubber Co.               4,100          27,921
----------------------------------------------------------------
 Intermet Corp.                             700           2,940
----------------------------------------------------------------
 Keystone Automotive Industries, Inc. 1   1,100          16,522
----------------------------------------------------------------
 Lear Corp. 1                               500          16,640
----------------------------------------------------------------
 Raytech Corp. 1                          1,700           9,690
----------------------------------------------------------------
 Spartan Motors, Inc.                     2,300          26,174
----------------------------------------------------------------
 Stoneridge, Inc. 1                         800           9,520
----------------------------------------------------------------
 Strattec Security Corp. 1                  600          28,764
----------------------------------------------------------------
 Tenneco Automotive, Inc. 1               1,800           7,272
----------------------------------------------------------------
 Tower Automotive, Inc. 1                 1,900           8,550
                                                     -----------
                                                        386,032

----------------------------------------------------------------
 Automobiles--0.4%
 Coachmen Industries, Inc.                  600           9,480
----------------------------------------------------------------
 Monaco Coach Corp. 1                     2,000          33,100
----------------------------------------------------------------
 Thor Industries, Inc.                      800          27,544
----------------------------------------------------------------
 Winnebago Industries, Inc.               1,000          39,230
                                                     -----------
                                                        109,354

----------------------------------------------------------------
 Distributors--0.0%
 Brightpoint, Inc. 1                        600           4,741
----------------------------------------------------------------
 Hotels, Restaurants & Leisure--3.0%
 Alliance Gaming Corp. 1                  3,500          59,605
----------------------------------------------------------------
 Ameristar Casinos, Inc. 1                1,500          21,150
----------------------------------------------------------------
 Applebee's International, Inc.             450          10,436
----------------------------------------------------------------
 Aztar Corp. 1                            2,900          41,412
----------------------------------------------------------------
 Bob Evans Farms, Inc.                      200           4,670
----------------------------------------------------------------
 Boyd Gaming Corp. 1                      2,400          33,720
----------------------------------------------------------------
 CBRL Group, Inc.                           200           6,026
----------------------------------------------------------------
 Checkers Drive-In Restaurants, Inc. 1    1,000           6,260
----------------------------------------------------------------
 Chicago Pizza & Brewery, Inc. 1          1,700          11,730
----------------------------------------------------------------
 Choice Hotels International, Inc. 1        900          20,430
----------------------------------------------------------------
 Churchill Downs, Inc.                      100           3,818
----------------------------------------------------------------
 CKE Restaurants, Inc. 1                  3,300          14,190


                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 Dave & Buster's, Inc. 1                    600    $      5,190
----------------------------------------------------------------
 Dover Downs Gaming &
 Entertainment, Inc.                      1,000           9,090
----------------------------------------------------------------
 Gaylord Entertainment Co., Cl. A 1         200           4,120
----------------------------------------------------------------
 GTech Holdings Corp. 1                   2,100          58,506
----------------------------------------------------------------
 Hollywood Casino Corp., Cl. A 1            400           4,912
----------------------------------------------------------------
 Isle of Capri Casinos, Inc. 1              400           5,296
----------------------------------------------------------------
 Lone Star Steakhouse & Saloon, Inc.      2,400          46,416
----------------------------------------------------------------
 Mandalay Resort Group 1                    700          21,427
----------------------------------------------------------------
 Marcus Corp. (The)                         800          11,360
----------------------------------------------------------------
 Multimedia Games, Inc. 1                   900          24,714
----------------------------------------------------------------
 Navigant International, Inc. 1             700           8,631
----------------------------------------------------------------
 P.F. Chang's China Bistro, Inc. 1        1,600          58,080
----------------------------------------------------------------
 Panera Bread Co., Cl. A 1                  200           6,962
----------------------------------------------------------------
 Penn National Gaming, Inc. 1             1,800          28,548
----------------------------------------------------------------
 Pinnacle Entertainment, Inc. 1             100             693
----------------------------------------------------------------
 Rare Hospitality International, Inc. 1     600          16,572
----------------------------------------------------------------
 Ruby Tuesday, Inc.                       1,700          29,393
----------------------------------------------------------------
 Ryan's Family Steak Houses, Inc. 1       2,500          28,375
----------------------------------------------------------------
 Scientific Games Corp., Cl. A 1          5,200          37,752
----------------------------------------------------------------
 Shuffle Master, Inc. 1                   2,100          40,131
----------------------------------------------------------------
 Six Flags, Inc. 1                        7,400          42,254
----------------------------------------------------------------
 Sonic Corp. 1                              200           4,098
----------------------------------------------------------------
 Steak n Shake Co. (The) 1                2,000          20,000
----------------------------------------------------------------
 Total Entertainment Restaurant Corp. 1   1,300          10,920
                                                     -----------
                                                        756,887

----------------------------------------------------------------
 Household Durables--2.5%
 American Greetings Corp., Cl. A 1        4,100          64,780
----------------------------------------------------------------
 Applica, Inc. 1                            500           2,500
----------------------------------------------------------------
 Beazer Homes USA, Inc. 1                   200          12,120
----------------------------------------------------------------
 CSS Industries, Inc. 1                     700          23,170
----------------------------------------------------------------
 Department 56, Inc. 1                    2,900          37,410
----------------------------------------------------------------
 Dominion Homes, Inc. 1                     500           7,125
----------------------------------------------------------------
 Foamex International, Inc. 1             1,661           5,249
----------------------------------------------------------------
 Harman International Industries, Inc.    1,100          65,450
----------------------------------------------------------------
 Helen of Troy Ltd. 1                     3,100          36,084
----------------------------------------------------------------
 Hovnanian Enterprises, Inc., Cl. A 1     1,600          50,720
----------------------------------------------------------------
 Kimball International, Inc., Cl. B       1,600          22,800
----------------------------------------------------------------
 Libbey, Inc.                               100           2,600
----------------------------------------------------------------
 M.D.C. Holdings, Inc.                      190           7,269
----------------------------------------------------------------
 M/I Schottenstein Homes, Inc.              500          13,900
----------------------------------------------------------------
 Maytag Corp.                             1,300          37,050
----------------------------------------------------------------
 Meritage Corp. 1                         1,300          43,745
----------------------------------------------------------------
 Movado Group, Inc.                         500           9,405
----------------------------------------------------------------
 Oneida Ltd.                              1,400          15,442
----------------------------------------------------------------




                 6 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Household Durables Continued
 Ryland Group, Inc. (The)                 1,100    $     36,685
----------------------------------------------------------------
 Salton, Inc. 1                             100             962
----------------------------------------------------------------
 Skyline Corp.                              300           8,850
----------------------------------------------------------------
 Stanley Furniture Co., Inc. 1              400           9,300
----------------------------------------------------------------
 Toll Brothers, Inc. 1                      300           6,060
----------------------------------------------------------------
 Toro Co. (The)                           1,200          76,680
----------------------------------------------------------------
 WCI Communities, Inc. 1                    400           4,080
----------------------------------------------------------------
 William Lyon Homes, Inc. 1                 300           6,549
----------------------------------------------------------------
 Yankee Candle, Inc. (The) 1              1,900          30,400
                                                     -----------
                                                        636,385
----------------------------------------------------------------
 Internet & Catalog Retail--0.4%
 1-800-FLOWERS.com, Inc. 1                3,200          20,000
----------------------------------------------------------------
 FTD, Inc., Cl. A 1                         100           1,593
----------------------------------------------------------------
 GSI Commerce, Inc. 1                       200             730
----------------------------------------------------------------
 J. Jill Group, Inc. 1                    2,400          33,552
----------------------------------------------------------------
 Stamps.com, Inc. 1                       1,600           7,472
----------------------------------------------------------------
 ValueVision Media, Inc., Cl. A 1         2,500          37,450
                                                     -----------
                                                        100,797

----------------------------------------------------------------
 Leisure Equipment & Products--1.1%
 Action Performance Cos., Inc.              600          11,400
----------------------------------------------------------------
 Brunswick Corp.                          1,900          37,734
----------------------------------------------------------------
 Callaway Golf Co.                        4,500          59,625
----------------------------------------------------------------
 Concord Camera Corp. 1                   2,300          12,489
----------------------------------------------------------------
 MarineMax, Inc. 1                        1,100          12,991
----------------------------------------------------------------
 Marvel Enterprises, Inc. 1               6,400          57,472
----------------------------------------------------------------
 Racing Champions Ertl Corp. 1            2,200          30,030
----------------------------------------------------------------
 SCP Pool Corp. 1                         1,050          30,660
----------------------------------------------------------------
 Singing Machine Co., Inc. (The) 1          100             900
----------------------------------------------------------------
 Sturm, Ruger & Co., Inc.                 1,800          17,226
                                                     -----------
                                                        270,527

----------------------------------------------------------------
 Media--2.4%
 4Kids Entertainment, Inc. 1              1,600          35,328
----------------------------------------------------------------
 Acme Communications, Inc. 1                100             797
----------------------------------------------------------------
 AMC Entertainment, Inc. 1                1,600          14,160
----------------------------------------------------------------
 APAC Teleservices, Inc. 1                4,900          11,466
----------------------------------------------------------------
 Belo Corp., Cl. A                          200           4,264
----------------------------------------------------------------
 Emmis Communications Corp., Cl. A 1        600          12,498
----------------------------------------------------------------
 Grey Global Group, Inc.                    100          61,110
----------------------------------------------------------------
 Hearst-Argyle Television, Inc. 1         1,100          26,521
----------------------------------------------------------------
 Hollinger International, Inc.            1,300          13,208
----------------------------------------------------------------
 Insight Communications Co., Inc. 1       4,200          51,996
----------------------------------------------------------------
 Journal Register Co. 1                   1,900          33,782
----------------------------------------------------------------
 Lin TV Corp. 1                             300           7,305
----------------------------------------------------------------
 LodgeNet Entertainment Corp. 1             100           1,068


                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Media Continued
 McClatchy Co., Cl. A                       200    $     11,346
----------------------------------------------------------------
 Mediacom Communications Corp. 1          5,100          44,931
----------------------------------------------------------------
 Paxson Communications Corp., Cl. A 1       100             206
----------------------------------------------------------------
 Pixar, Inc. 1                            1,000          52,990
----------------------------------------------------------------
 PRIMEDIA, Inc. 1                         8,300          17,098
----------------------------------------------------------------
 Radio One, Inc., Cl. D 1                 1,800          25,974
----------------------------------------------------------------
 Saga Communications, Inc., Cl. A 1       1,500          28,500
----------------------------------------------------------------
 Sinclair Broadcast Group, Inc., Cl. A 1  3,700          43,031
----------------------------------------------------------------
 Sonic Solutions, Inc. 1                  3,100          15,500
----------------------------------------------------------------
 Spanish Broadcasting
 System, Inc., Cl. A 1                    5,000          36,000
----------------------------------------------------------------
 Thomas Nelson, Inc.                      2,300          23,046
----------------------------------------------------------------
 TiVo, Inc. 1                             5,600          29,176
----------------------------------------------------------------
 UnitedGlobalCom, Inc., Cl. A 1             600           1,440
----------------------------------------------------------------
 Young Broadcasting, Inc., Cl. A 1        1,600          21,072
                                                     -----------
                                                        623,813

----------------------------------------------------------------
 Multiline Retail--0.6%
 Big Lots, Inc. 1                         3,200          42,336
----------------------------------------------------------------
 BJ's Wholesale Club, Inc. 1              3,100          56,730
----------------------------------------------------------------
 Factory 2-U Stores, Inc. 1               5,300          18,078
----------------------------------------------------------------
 Saks, Inc. 1                             3,000          35,220
----------------------------------------------------------------
 Shopko Stores, Inc. 1                      700           8,715
----------------------------------------------------------------
 Stein Mart, Inc. 1                         200           1,220
                                                     -----------
                                                        162,299

----------------------------------------------------------------
 Specialty Retail--5.2%
 Aaron Rents, Inc.                          900          19,692
----------------------------------------------------------------
 American Eagle Outfitters, Inc. 1        1,200          16,536
----------------------------------------------------------------
 Asbury Automotive Group, Inc. 1            400           3,364
----------------------------------------------------------------
 bebe stores, inc. 1                        600           8,040
----------------------------------------------------------------
 Big 5 Sporting Goods Corp. 1             1,600          17,264
----------------------------------------------------------------
 Blair Corp.                                500          11,660
----------------------------------------------------------------
 Blue Rhino Corp.                         2,400          41,736
----------------------------------------------------------------
 Building Materials Holding Corp.         1,600          22,880
----------------------------------------------------------------
 Cache, Inc. 1                              500           6,900
----------------------------------------------------------------
 Charming Shoppes, Inc. 1                 1,300           5,434
----------------------------------------------------------------
 Chico's FAS, Inc. 1                        400           7,564
----------------------------------------------------------------
 Claire's Stores, Inc.                    2,200          48,554
----------------------------------------------------------------
 CompuCom Systems, Inc. 1                 2,600          14,586
----------------------------------------------------------------
 Cost Plus, Inc. 1                        1,500          43,005
----------------------------------------------------------------
 CSK Auto Corp. 1                           100           1,100
----------------------------------------------------------------
 Deb Shops, Inc.                          1,000          22,210
----------------------------------------------------------------
 Dress Barn, Inc. (The) 1                 2,100          27,930
----------------------------------------------------------------
 Finlay Enterprises, Inc. 1               1,500          18,090
----------------------------------------------------------------
 Friedman's, Inc., Cl. A                  1,700          14,756



                 7 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Specialty Retail Continued
 Goody's Family Clothing, Inc. 1            800    $      3,552
----------------------------------------------------------------
 Guitar Center, Inc. 1                    1,300          21,528
----------------------------------------------------------------
 Gymboree Corp. 1                         3,500          55,510
----------------------------------------------------------------
 Hancock Fabrics, Inc.                    3,000          45,750
----------------------------------------------------------------
 Hibbett Sporting Goods, Inc.               800          19,136
----------------------------------------------------------------
 Hollywood Entertainment Corp. 1          1,000          15,100
----------------------------------------------------------------
 Jo-Ann Stores, Inc., Cl. A 1             1,400          32,158
----------------------------------------------------------------
 Jos. A. Banks Clothiers, Inc. 1            600          12,792
----------------------------------------------------------------
 Lithia Motors, Inc., Cl. A 1             1,300          20,397
----------------------------------------------------------------
 Michaels Stores, Inc. 1                    600          18,780
----------------------------------------------------------------
 Mothers Work, Inc. 1                     1,000          35,230
----------------------------------------------------------------
 Movie Gallery, Inc. 1                    3,325          43,225
----------------------------------------------------------------
 OfficeMax, Inc. 1                       10,700          53,500
----------------------------------------------------------------
 Pacific Sunwear of California, Inc. 1      450           7,960
----------------------------------------------------------------
 Party City Corp. 1                       1,100          13,200
----------------------------------------------------------------
 Pep Boys-Manny, Moe & Jack               2,300          26,680
----------------------------------------------------------------
 PetsMart, Inc. 1                         1,600          27,408
----------------------------------------------------------------
 Pier 1 Imports, Inc.                     2,200          41,646
----------------------------------------------------------------
 Rent-A-Center, Inc. 1                      900          44,955
----------------------------------------------------------------
 Restoration Hardware, Inc. 1             4,400          22,044
----------------------------------------------------------------
 Ross Stores, Inc.                        1,300          55,107
----------------------------------------------------------------
 Select Comfort Corp. 1                   3,600          33,840
----------------------------------------------------------------
 Sharper Image Corp. 1                    1,900          33,117
----------------------------------------------------------------
 Shoe Carnival, Inc. 1                    1,000          14,011
----------------------------------------------------------------
 Sonic Automotive, Inc. 1                 2,400          35,688
----------------------------------------------------------------
 Sports Authority, Inc. (The) 1           2,800          19,600
----------------------------------------------------------------
 TBC Corp. 1                              1,200          14,412
----------------------------------------------------------------
 Too, Inc. 1                              1,800          42,336
----------------------------------------------------------------
 Tractor Supply Co. 1                       800          30,080
----------------------------------------------------------------
 Tuesday Morning Corp. 1                  2,700          46,170
----------------------------------------------------------------
 United Auto Group, Inc. 1                2,600          32,422
----------------------------------------------------------------
 Urban Outfitters, Inc. 1                   800          18,856
----------------------------------------------------------------
 West Marine, Inc. 1                      1,600          21,904
----------------------------------------------------------------
 Zale Corp. 1                             1,000          31,900
                                                     -----------
                                                      1,341,295

----------------------------------------------------------------
 Textiles & Apparel--1.7%
 Cherokee, Inc.                             900          13,140
----------------------------------------------------------------
 Coach, Inc. 1                              300           9,876
----------------------------------------------------------------
 Columbia Sportswear Co. 1                  300          13,326
----------------------------------------------------------------
 Culp, Inc. 1                             1,200          10,200
----------------------------------------------------------------
 DHB Industries, Inc. 1                   1,100           1,826
----------------------------------------------------------------
 Fossil, Inc. 1                           1,850          37,629
----------------------------------------------------------------
 Gildan Activewear, Inc., Cl. A 1           200           4,682
----------------------------------------------------------------
 K-Swiss, Inc., Cl. A                     2,600          56,446


                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Textiles & Apparel Continued
 Kellwood Co.                             2,000    $     52,000
----------------------------------------------------------------
 Kenneth Cole Productions, Inc., Cl. A 1  1,000          20,300
----------------------------------------------------------------
 OshKosh B'Gosh, Inc., Cl. A                900          25,245
----------------------------------------------------------------
 Phillips-Van Heusen Corp.                  200           2,312
----------------------------------------------------------------
 Quaker Fabric Corp. 1                    1,600          11,120
----------------------------------------------------------------
 Quicksilver, Inc. 1                      1,800          47,988
----------------------------------------------------------------
 Russell Corp.                            1,700          28,458
----------------------------------------------------------------
 Skechers U.S.A., Inc., Cl. A 1             800           6,792
----------------------------------------------------------------
 Steven Madden Ltd. 1                       100           1,807
----------------------------------------------------------------
 Tommy Hilfiger Corp. 1                   5,600          38,920
----------------------------------------------------------------
 Tropical Sportswear
 International Corp. 1                      200           1,794
----------------------------------------------------------------
 Unifi, Inc. 1                            1,100           5,775
----------------------------------------------------------------
 UniFirst Corp.                           2,100          42,420
                                                     -----------
                                                        432,056

----------------------------------------------------------------
 Consumer Staples--3.9%
----------------------------------------------------------------
 Beverages--0.2%
 Boston Beer Co., Inc., Cl. A 1             800          11,440
----------------------------------------------------------------
 Coca-Cola Bottling Co.                     400          25,804
----------------------------------------------------------------
 Cott Corp.                                 600          10,692
                                                     -----------
                                                         47,936

----------------------------------------------------------------
 Food & Drug Retailing--0.7%
 Great Atlantic & Pacific Tea Co.,
 Inc. (The) 1                             3,300          26,598
----------------------------------------------------------------
 Pathmark Stores, Inc. 1                  5,000          25,350
----------------------------------------------------------------
 Rite Aid Corp. 1                        19,000          46,550
----------------------------------------------------------------
 Ruddick Corp.                            1,800          24,642
----------------------------------------------------------------
 Weis Markets, Inc.                         500          15,525
----------------------------------------------------------------
 Wild Oats Markets, Inc. 1                2,300          23,736
----------------------------------------------------------------
 Winn-Dixie Stores, Inc.                  1,500          22,920
                                                     -----------
                                                        185,321

----------------------------------------------------------------
 Food Products--1.7%
 Bunge Ltd.                               2,500          60,150
----------------------------------------------------------------
 Central Garden & Pet Co. 1               3,700          68,487
----------------------------------------------------------------
 Del Monte Foods Co. 1                    3,300          25,410
----------------------------------------------------------------
 Dole Food Co., Inc.                      1,500          48,870
----------------------------------------------------------------
 Flowers Foods, Inc.                        100           1,951
----------------------------------------------------------------
 Fresh Del Monte Produce, Inc.            2,900          54,839
----------------------------------------------------------------
 Horizon Organic Holding Corp. 1            400           6,476
----------------------------------------------------------------
 Interstate Bakeries Corp.                  900          13,725
----------------------------------------------------------------
 J & J Snack Foods Corp. 1                  800          28,568
----------------------------------------------------------------
 Lancaster Colony Corp.                     200           7,816
----------------------------------------------------------------
 Lance, Inc.                              1,500          17,759
----------------------------------------------------------------
 MGP Ingredients, Inc.                      300           2,340
----------------------------------------------------------------
 Peet's Coffee & Tea, Inc. 1              2,400          33,912



                 8 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Food Products Continued
 Ralcorp Holdings, Inc. 1                 1,800      $   45,252
----------------------------------------------------------------
 Sanderson Farms, Inc.                      300           6,273
----------------------------------------------------------------
 Sensient Technologies Corp.                300           6,741
----------------------------------------------------------------
 Smucker Co., J.M. (The)                    183           7,285
                                                     -----------
                                                        435,854

----------------------------------------------------------------
 Household Products--0.8%
 Chattem, Inc. 1                          3,300          67,815
----------------------------------------------------------------
 Dial Corp. (The)                         1,200          24,444
----------------------------------------------------------------
 Nu Skin Asia Pacific, Inc., Cl. A        3,700          44,289
----------------------------------------------------------------
 Playtex Products, Inc. 1                 2,200          21,736
----------------------------------------------------------------
 Revlon, Inc., Cl. A 1                      100             306
----------------------------------------------------------------
 WD-40 Co.                                2,200          58,124
                                                     -----------
                                                        216,714

----------------------------------------------------------------
 Personal Products--0.3%
 Del Laboratories, Inc.                   1,145          23,129
----------------------------------------------------------------
 Elizabeth Arden, Inc. 1                    900          13,320
----------------------------------------------------------------
 NBTY, Inc. 1                             2,200          38,676
                                                     -----------
                                                         75,125

----------------------------------------------------------------
 Tobacco--0.2%
----------------------------------------------------------------
 Schweitzer-Mauduit International, Inc.     600          14,700
----------------------------------------------------------------
 Standard Commercial Corp.                1,400          25,340
----------------------------------------------------------------
 Vector Group Ltd.                        1,100          12,782
                                                     -----------
                                                         52,822

----------------------------------------------------------------
 Energy--4. 1%
----------------------------------------------------------------
 Energy Equipment & Services--1.3%
 CHC Helicopter Corp., Cl. A                700          12,597
----------------------------------------------------------------
 Ensign Resource Service Group, Inc.      2,900          30,582
----------------------------------------------------------------
 Grey Wolf, Inc. 1                        4,500          17,955
----------------------------------------------------------------
 Gulfmark Offshore, Inc. 1                1,400          20,650
----------------------------------------------------------------
 Helmerich & Payne, Inc.                  1,300          36,283
----------------------------------------------------------------
 Hydril Co. 1                               700          16,499
----------------------------------------------------------------
 NS Group, Inc. 1                           300           1,956
----------------------------------------------------------------
 Oceaneering International, Inc. 1        1,700          42,058
----------------------------------------------------------------
 Offshore Logistics, Inc. 1                 600          13,152
----------------------------------------------------------------
 Oil States International, Inc. 1         1,500          19,350
----------------------------------------------------------------
 Parker Drilling Co. 1                      600           1,332
----------------------------------------------------------------
 Patterson-UTI Energy, Inc. 1               300           9,051
----------------------------------------------------------------
 Pride International, Inc. 1                700          10,430
----------------------------------------------------------------
 Tesco Corp. 1                              400           4,740
----------------------------------------------------------------
 Trican Well Service Ltd. 1               4,100          52,425
----------------------------------------------------------------
 Trico Marine Services, Inc. 1              700           2,331
----------------------------------------------------------------
 Unit Corp. 1                             1,700          31,535
----------------------------------------------------------------
 Willbros Group, Inc. 1                   2,900          23,838
                                                     -----------
                                                        346,764


                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Oil & Gas--2.8%
 Baytex Energy Ltd. 1                     3,500    $     18,787
----------------------------------------------------------------
 Berry Petroleum Co., Cl. A                 100           1,705
----------------------------------------------------------------
 BlackRock Ventures, Inc. 1               7,000          10,457
----------------------------------------------------------------
 Brown (Tom), Inc. 1                      1,600          40,160
----------------------------------------------------------------
 Callon Petroleum Co. 1                   2,100           7,035
----------------------------------------------------------------
 Canadian 88 Energy Corp. 1,2            10,600          17,043
----------------------------------------------------------------
 Canadian 88 Energy Corp. 1               9,700          15,596
----------------------------------------------------------------
 Chesapeake Energy Corp.                  7,000          54,180
----------------------------------------------------------------
 Cimarex Energy Co. 1                     1,590          28,461
----------------------------------------------------------------
 Compton Petroleum Corp. 1               10,700          34,474
----------------------------------------------------------------
 Denbury Resources, Inc. 1                3,700          41,810
----------------------------------------------------------------
 Frontier Oil Corp.                       3,100          53,382
----------------------------------------------------------------
 Holly Corp.                              1,100          24,035
----------------------------------------------------------------
 Impact Energy, Inc. 1                    4,200           4,626
----------------------------------------------------------------
 Paramount Resources Ltd. 1               5,400          51,272
----------------------------------------------------------------
 Patina Oil & Gas Corp.                   1,325          41,936
----------------------------------------------------------------
 Peyto Exploration &
 Development Corp. 1                      7,600          53,640
----------------------------------------------------------------
 Pogo Producing Co.                         500          18,625
----------------------------------------------------------------
 Premcor, Inc. 1                          1,500          33,345
----------------------------------------------------------------
 Purcell Energy Ltd. 1                   15,300          28,183
----------------------------------------------------------------
 Quicksilver Resources, Inc. 1              900          20,187
----------------------------------------------------------------
 Rio Alto Resources International,
 Inc. 1                                  12,600           5,742
----------------------------------------------------------------
 St. Mary Land & Exploration Co.            200           5,000
----------------------------------------------------------------
 Stelmar Shipping Ltd. 1                    100           1,506
----------------------------------------------------------------
 Upton Resources, Inc. 1                  3,600           9,457
----------------------------------------------------------------
 Vermilion Resources Ltd. 1               6,400          45,373
----------------------------------------------------------------
 Western Gas Resources, Inc.              1,200          44,220
                                                     -----------
                                                        710,237

----------------------------------------------------------------
 Financials--13.4%
----------------------------------------------------------------
 Banks--10.1%
 1st Source Corp.                           500           8,375
----------------------------------------------------------------
 Allegiant Bancorp, Inc.                    400           7,292
----------------------------------------------------------------
 American Financial Holdings, Inc.          900          26,892
----------------------------------------------------------------
 Anchor BanCorp Wisconsin, Inc.           1,000          20,750
----------------------------------------------------------------
 Arrow Financial Corp.                      441          13,570
----------------------------------------------------------------
 Astoria Financial Corp.                    600          16,290
----------------------------------------------------------------
 BancFirst Corp.                            300          14,100
----------------------------------------------------------------
 Bank Mutual Corp.                        1,000          23,130
----------------------------------------------------------------
 Bank of Hawaii Corp.                       700          21,273
----------------------------------------------------------------
 Bank of the Ozarks, Inc.                   500          11,720
----------------------------------------------------------------
 BankUnited Financial Corp., Cl. A 1      2,100          33,978
----------------------------------------------------------------
 Bay View Capital Corp. 1                 2,000          11,500
----------------------------------------------------------------
 Berkshire Hills Bancorp, Inc.              300           7,065
----------------------------------------------------------------
 Brookline Bancorp, Inc.                  2,660          31,654
----------------------------------------------------------------
 Capital City Bank Group, Inc.              100           3,919




                 9 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Banks Continued
 Capitol Bancorp Ltd.                       400    $      9,280
----------------------------------------------------------------
 Cascade Bancorp                            300           4,146
----------------------------------------------------------------
 Cathay Bancorp, Inc.                       200           7,598
----------------------------------------------------------------
 CB Bancshares, Inc.                        450          19,134
----------------------------------------------------------------
 CFS Bancorp, Inc.                        1,000          14,300
----------------------------------------------------------------
 Chemical Financial Corp.                   100           3,215
----------------------------------------------------------------
 Citizens First Bancorp, Inc.               400           8,424
----------------------------------------------------------------
 Citizens South Banking Corp.               400           4,080
----------------------------------------------------------------
 City Holding Co.                           500          14,130
----------------------------------------------------------------
 Coastal Bancorp, Inc.                      300           9,705
----------------------------------------------------------------
 Commercial Bankshares, Inc.                100           3,460
----------------------------------------------------------------
 Commonwealth Bancorp, Inc.               1,400          64,918
----------------------------------------------------------------
 Community First Bankshares, Inc.         1,200          31,752
----------------------------------------------------------------
 Connecticut Bancshares, Inc.             1,500          57,675
----------------------------------------------------------------
 CPB, Inc.                                  600          16,470
----------------------------------------------------------------
 CVB Financial Corp.                      1,175          29,880
----------------------------------------------------------------
 Dime Community Bancshares, Inc.          2,175          41,651
----------------------------------------------------------------
 East West Bancorp, Inc.                  1,000          36,080
----------------------------------------------------------------
 F&M Bancorp                                200           6,400
----------------------------------------------------------------
 F.N.B. Corp.                               735          20,227
----------------------------------------------------------------
 Fidelity Bankshares, Inc.                2,416          43,246
----------------------------------------------------------------
 First BanCorp, Puerto Rico                 950          21,470
----------------------------------------------------------------
 First Busey Corp.                          100           2,306
----------------------------------------------------------------
 First Charter Corp.                        200           3,602
----------------------------------------------------------------
 First Commonwealth Financial Corp.         100           1,150
----------------------------------------------------------------
 First Community Bancshares, Inc.         1,000          30,760
----------------------------------------------------------------
 First Essex Bancorp, Inc.                  200           6,680
----------------------------------------------------------------
 First Federal Capital Corp.              2,100          40,549
----------------------------------------------------------------
 First Financial Bankshares, Inc.           200           7,600
----------------------------------------------------------------
 First Financial Holdings, Inc.           1,100          27,236
----------------------------------------------------------------
 First Indiana Corp.                        475           8,792
----------------------------------------------------------------
 First Midwest Bancorp, Inc.                650          17,361
----------------------------------------------------------------
 First Niagara Financial Group, Inc.        900          23,508
----------------------------------------------------------------
 First Place Financial Corp.                800          13,304
----------------------------------------------------------------
 First State Bancorporation                 500          12,400
----------------------------------------------------------------
 FirstFed America Bancorp, Inc.             300           7,455
----------------------------------------------------------------
 Flagstar Bancorp, Inc.                   2,475          53,460
----------------------------------------------------------------
 Flushing Financial Corp.                 1,050          17,197
----------------------------------------------------------------
 Frontier Financial Corp.                   400          10,232
----------------------------------------------------------------
 Glacier Bancorp, Inc.                    1,300          30,628
----------------------------------------------------------------
 Granite State Bankshares, Inc.             500          21,845
----------------------------------------------------------------
 Hanmi Financial Corp.                      300           4,998
----------------------------------------------------------------
 Harbor Florida Bancshares, Inc.          2,500          56,300
----------------------------------------------------------------
 Harleysville National Corp.                300           7,959
----------------------------------------------------------------
 Hawthorne Financial Corp. 1                800          22,832



                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Banks Continued
 Hibernia Corp., Cl. A                      500    $      9,630
----------------------------------------------------------------
 Hudson River Bancorp, Inc.                 800          19,800
----------------------------------------------------------------
 Hudson United Bancorp                      700          21,770
----------------------------------------------------------------
 IBERIABANK Corp.                           900          36,144
----------------------------------------------------------------
 Independence Community Bank Corp.        2,100          53,298
----------------------------------------------------------------
 Independent Bank Corp.-
 Massachusetts                              800          18,240
----------------------------------------------------------------
 Independent Bank Corp.-Michigan          1,669          50,504
----------------------------------------------------------------
 International Bancshares Corp.             725          28,601
----------------------------------------------------------------
 ITLA Capital Corp. 1                     1,400          46,522
----------------------------------------------------------------
 Local Financial Corp. 1                  2,200          32,230
----------------------------------------------------------------
 LSB Bancshares, Inc.                       100           1,620
----------------------------------------------------------------
 MAF Bancorp, Inc.                        1,600          54,400
----------------------------------------------------------------
 Main Street Banks, Inc.                    400           7,680
----------------------------------------------------------------
 MB Financial, Inc.                         800          27,832
----------------------------------------------------------------
 Midwest Banc Holdings, Inc.              1,400          26,530
----------------------------------------------------------------
 National Penn Bancshares, Inc.             210           5,576
----------------------------------------------------------------
 NBT Bancorp, Inc.                        1,100          18,777
----------------------------------------------------------------
 OceanFirst Financial Corp.               1,300          29,185
----------------------------------------------------------------
 Old National Bancorp                       700          17,010
----------------------------------------------------------------
 Old Second Bancorp, Inc.                 1,133          41,921
----------------------------------------------------------------
 Oriental Financial Group, Inc.             230           5,653
----------------------------------------------------------------
 Pacific Capital Bancorp                  1,633          41,560
----------------------------------------------------------------
 Pacific Northwest Bancorp                2,500          62,500
----------------------------------------------------------------
 Peapack-Gladstone Financial Corp.          100           3,425
----------------------------------------------------------------
 PennFed Financial Services, Inc.           500          13,575
----------------------------------------------------------------
 PFF Bancorp, Inc.                          900          28,125
----------------------------------------------------------------
 Port Financial Corp.                     1,100          49,082
----------------------------------------------------------------
 Prosperity Bancshares, Inc.              4,000          76,000
----------------------------------------------------------------
 Provident Bankshares Corp.                 100           2,311
----------------------------------------------------------------
 Quaker City Bancorp, Inc. 1              1,100          36,223
----------------------------------------------------------------
 R&G Financial Corp., Cl. B               1,800          41,850
----------------------------------------------------------------
 Republic Bancorp, Inc.                     131           1,542
----------------------------------------------------------------
 Republic Bancorp, Inc., Cl. A            1,600          18,032
----------------------------------------------------------------
 Roslyn Bancorp, Inc.                     1,750          31,553
----------------------------------------------------------------
 S&T Bancorp, Inc.                        1,300          32,566
----------------------------------------------------------------
 Sandy Spring Bancorp, Inc.                 700          22,050
----------------------------------------------------------------
 Seacoast Banking Corp. of Florida        1,800          33,912
----------------------------------------------------------------
 Second Bancorp, Inc.                       700          18,550
----------------------------------------------------------------
 South Financial Group, Inc. (The)          700          14,462
----------------------------------------------------------------
 Southern Financial Bancorp, Inc.           200           6,020
----------------------------------------------------------------
 Southwest Bancorp, Inc.                    100           2,576
----------------------------------------------------------------
 St. Francis Capital Corp.                  600          14,052
----------------------------------------------------------------
 State Bancorp, Inc.                        855          15,390
----------------------------------------------------------------
 Staten Island Bancorp, Inc.              2,100          42,294





                 10 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Banks Continued
 Sterling Bancshares, Inc.                  100    $      1,222
----------------------------------------------------------------
 Sun Bancorp, Inc. 1                        300           3,990
----------------------------------------------------------------
 Superior Financial Corp.                   800          14,697
----------------------------------------------------------------
 Texas Regional Bancshares, Inc., Cl. A     600          21,325
----------------------------------------------------------------
 TierOne Corp. 1                          1,800          27,288
----------------------------------------------------------------
 TriCo Bancshares                           300           7,380
----------------------------------------------------------------
 Troy Financial Corp.                       895          24,147
----------------------------------------------------------------
 U.S.B. Holding Co., Inc.                   400           7,080
----------------------------------------------------------------
 UCBH Holdings, Inc.                        700          29,715
----------------------------------------------------------------
 UMB Financial Corp.                        300          11,478
----------------------------------------------------------------
 Unizan Financial Corp.                     965          19,059
----------------------------------------------------------------
 Webster Financial Corp.                    800          27,840
----------------------------------------------------------------
 WesBanco, Inc.                             400           9,356
----------------------------------------------------------------
 Westcorp                                 1,000          21,000
----------------------------------------------------------------
 Willow Grove Bancorp, Inc.               1,300          18,070
----------------------------------------------------------------
 WSFS Financial Corp.                     1,400          46,158
                                                     -----------
                                                      2,597,281

----------------------------------------------------------------
 Diversified Financials--1.3%
 American Home Mortgage
 Holdings, Inc.                             500           5,500
----------------------------------------------------------------
 Cash America International, Inc.         3,200          30,464
----------------------------------------------------------------
 Credit Acceptance Corp. 1                2,300          14,676
----------------------------------------------------------------
 Dominion Resources
 Black Warrior Trust                        300           6,495
----------------------------------------------------------------
 Doral Financial Corp.                    1,250          35,750
----------------------------------------------------------------
 E*TRADE Group, Inc. 1                    3,300          16,038
----------------------------------------------------------------
 Federal Agricultural
 Mortgage Corp., Non-Vtg. 1                 100           3,064
----------------------------------------------------------------
 Financial Federal Corp. 1                  400          10,052
----------------------------------------------------------------
 Friedman, Billings, Ramsey Group, Inc. 1 4,700          43,992
----------------------------------------------------------------
 iDine Rewards Network, Inc. 1            1,700          18,054
----------------------------------------------------------------
 Metris Cos., Inc.                        7,500          18,525
----------------------------------------------------------------
 New Century Financial Corp.              1,400          35,546
----------------------------------------------------------------
 Providian Financial Corp. 1              7,800          50,622
----------------------------------------------------------------
 SoundView Technology Group, Inc. 1       1,200           1,800
----------------------------------------------------------------
 Student Loan Corp. (The)                   400          39,120
----------------------------------------------------------------
 World Acceptance Corp. 1                   300           2,283
                                                     -----------
                                                        331,981

----------------------------------------------------------------
 Insurance--1.8%
 Alfa Corp.                               2,000          24,022
----------------------------------------------------------------
 American Medical Security
 Group, Inc. 1                            1,300          18,174
----------------------------------------------------------------
 AmerUs Group Co.                         1,400          39,578
----------------------------------------------------------------
 ANFI, Inc.                               2,125          31,344
----------------------------------------------------------------
 Brown & Brown, Inc.                      1,100          35,552



                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Insurance Continued
 Citizens, Inc. 1                           500    $      3,750
----------------------------------------------------------------
 CNA Surety Corp.                         1,100           8,635
----------------------------------------------------------------
 Commerce Group, Inc. (The)                 400          14,996
----------------------------------------------------------------
 Fidelity National Financial, Inc.          660          21,668
----------------------------------------------------------------
 Fremont General Corp.                    2,800          12,572
----------------------------------------------------------------
 Hub International Ltd.                     800          10,264
----------------------------------------------------------------
 IPC Holdings Ltd. 1                        500          15,770
----------------------------------------------------------------
 LandAmerica Financial Group, Inc.          100           3,545
----------------------------------------------------------------
 Odyssey Re Holdings Corp.                1,600          28,320
----------------------------------------------------------------
 Ohio Casualty Corp. 1                      600           7,770
----------------------------------------------------------------
 Pico Holdings, Inc. 1                      100           1,324
----------------------------------------------------------------
 Reinsurance Group of America, Inc.       1,200          32,496
----------------------------------------------------------------
 RenaissanceRe Holdings Ltd.              1,200          47,520
----------------------------------------------------------------
 RLI Corp.                                1,400          39,060
----------------------------------------------------------------
 StanCorp Financial Group, Inc.             200           9,770
----------------------------------------------------------------
 Stewart Information Services Corp. 1       800          17,112
----------------------------------------------------------------
 Triad Guaranty, Inc. 1                     800          29,488
----------------------------------------------------------------
 Zenith National Insurance Corp.            500          11,760
                                                     -----------
                                                        464,490

----------------------------------------------------------------
 Real Estate--0.2%
 Anworth Mortgage Asset Corp.               900          11,313
----------------------------------------------------------------
 Apex Mortgage Capital, Inc.                600           3,924
----------------------------------------------------------------
 Capital Automotive REIT                    300           7,110
----------------------------------------------------------------
 Chelsea Property Group, Inc.               200           6,662
----------------------------------------------------------------
 Correctional Properties Trust              200           4,340
----------------------------------------------------------------
 Jones Lang LaSalle, Inc. 1                 300           4,614
----------------------------------------------------------------
 Pan Pacific Retail Properties, Inc.        200           7,306
----------------------------------------------------------------
 Prentiss Properties Trust                  200           5,656
----------------------------------------------------------------
 Ramco-Gershenson Properties Trust          400           7,900
----------------------------------------------------------------
 Redwood Trust, Inc.                        100           2,770
                                                     -----------
                                                         61,595

 HEALTH CARE--13.9%
----------------------------------------------------------------
 Biotechnology--5.2%
 Abgenix, Inc. 1                          2,900          21,373
----------------------------------------------------------------
 Adolor Corp. 1                             600           8,346
----------------------------------------------------------------
 Alkermes, Inc. 1                           900           5,643
----------------------------------------------------------------
 Amylin Pharmaceuticals, Inc. 1           1,800          29,052
----------------------------------------------------------------
 Applera Corp./Celera
 Genomics Group 1                         5,800          55,390
----------------------------------------------------------------
 Ariad Pharmaceuticals, Inc. 1              500           1,160
----------------------------------------------------------------
 ArQule, Inc. 1                             800           2,440
----------------------------------------------------------------
 Array BioPharma, Inc. 1                  1,700           9,435
----------------------------------------------------------------
 AVI BioPharma, Inc. 1                    1,100           5,500
----------------------------------------------------------------
 Bentley Pharmaceuticals, Inc. 1            100             805




                 11 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Biotechnology Continued
 BioMarin Pharmaceutical, Inc. 1          1,500    $     10,575
----------------------------------------------------------------
 BioReliance Corp. 1                      1,700          39,389
----------------------------------------------------------------
 Caliper Technologies Corp. 1               700           2,072
----------------------------------------------------------------
 Celgene Corp. 1                          2,300          49,381
----------------------------------------------------------------
 Cell Genesys, Inc. 1                       100           1,115
----------------------------------------------------------------
 Cephalon, Inc. 1                           600          29,201
----------------------------------------------------------------
 Charles River Laboratories
 International, Inc. 1                      800          30,784
----------------------------------------------------------------
 Ciphergen Biosystems, Inc. 1               400           1,380
----------------------------------------------------------------
 CuraGen Corp. 1                          3,100          14,415
----------------------------------------------------------------
 CV Therapeutics, Inc. 1                  1,000          18,220
----------------------------------------------------------------
 deCODE genetics, Inc. 1                    500             925
----------------------------------------------------------------
 Discovery Partners International, Inc. 1   200             556
----------------------------------------------------------------
 Diversa Corp. 1                            800           7,240
----------------------------------------------------------------
 Embrex, Inc. 1                           1,200          13,353
----------------------------------------------------------------
 Enzo Biochem, Inc. 1                     1,000          14,000
----------------------------------------------------------------
 Exact Sciences Corp. 1                   3,900          42,237
----------------------------------------------------------------
 Exelixis, Inc. 1                         1,700          13,600
----------------------------------------------------------------
 Gen-Probe, Inc. 1                        2,300          54,738
----------------------------------------------------------------
 Genta, Inc. 1                            6,200          47,678
----------------------------------------------------------------
 ICOS Corp. 1                             1,100          25,751
----------------------------------------------------------------
 Idexx Laboratories, Inc. 1               1,800          59,130
----------------------------------------------------------------
 ILEX Oncology, Inc. 1                      600           4,236
----------------------------------------------------------------
 ImClone Systems, Inc. 1                  2,600          27,615
----------------------------------------------------------------
 ImmunoGen, Inc. 1                          700           2,170
----------------------------------------------------------------
 Incyte Pharmaceuticals, Inc. 1           1,800           8,208
----------------------------------------------------------------
 Ligand Pharmaceuticals, Inc., Cl. B 1    1,900          10,203
----------------------------------------------------------------
 Luminex Corp. 1                            700           2,877
----------------------------------------------------------------
 Martek Biosciences Corp. 1               2,300          57,592
----------------------------------------------------------------
 Medicines Co. (The) 1                    3,600          57,672
----------------------------------------------------------------
 Myriad Genetics, Inc. 1                  3,400          49,640
----------------------------------------------------------------
 NeoPharm, Inc. 1                           300           3,042
----------------------------------------------------------------
 Neose Technologies, Inc. 1                 300           2,592
----------------------------------------------------------------
 Nuerocrine Biosciences, Inc. 1             800          36,528
----------------------------------------------------------------
 Protein Design Labs, Inc. 1              6,600          56,100
----------------------------------------------------------------
 Regeneron Pharmaceuticals, Inc. 1        1,900          35,169
----------------------------------------------------------------
 Ribapharm, Inc. 1                        2,200          14,410
----------------------------------------------------------------
 SangStat Medical Corp. 1                 2,500          28,250
----------------------------------------------------------------
 Sepracor, Inc. 1                         6,600          63,822
----------------------------------------------------------------
 Tanox, Inc. 1                              900           8,145
----------------------------------------------------------------
 Techne Corp. 1                           1,100          31,425
----------------------------------------------------------------
 Telik, Inc. 1                            4,900          57,134
----------------------------------------------------------------
 Trimeris, Inc. 1                         1,100          47,487
----------------------------------------------------------------
 Tularik, Inc. 1                          3,300          24,618
----------------------------------------------------------------
 United Therapeutics Corp. 1              2,100          35,070
----------------------------------------------------------------
 V.I. Technologies, Inc. 1                1,800           1,818



                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Biotechnology Continued
 VaxGen, Inc. 1                           1,700      $   32,827
----------------------------------------------------------------
 XOMA Ltd. 1                              3,500          14,805
                                                     -----------
                                                      1,328,339

----------------------------------------------------------------
 Health Care Equipment & Supplies--3.4%
 ABIOMED, Inc. 1                            400           1,456
----------------------------------------------------------------
 Advanced Medical Optics, Inc. 1          2,800          33,516
----------------------------------------------------------------
 Advanced Neuromodulation
 Systems, Inc. 1                          1,000          35,100
----------------------------------------------------------------
 Alaris Medical, Inc. 1                   2,900          17,690
----------------------------------------------------------------
 Arrow International, Inc.                  200           8,134
----------------------------------------------------------------
 Bio-Rad Laboratories, Inc., Cl. A 1        500          19,350
----------------------------------------------------------------
 Biosite, Inc. 1                          2,200          74,844
----------------------------------------------------------------
 Cardiac Science, Inc. 1                  1,200           2,652
----------------------------------------------------------------
 CardioDynamics International Corp. 1       400           1,228
----------------------------------------------------------------
 Cerus Corp. 1                            1,400          30,100
----------------------------------------------------------------
 Conceptus, Inc. 1                        1,400          16,772
----------------------------------------------------------------
 Cooper Cos., Inc. (The)                  1,400          35,028
----------------------------------------------------------------
 Cyberonics, Inc. 1                         500           9,200
----------------------------------------------------------------
 HealthTronics Surgical Services, Inc. 1  1,700          13,619
----------------------------------------------------------------
 Hologic, Inc. 1                          4,200          51,282
----------------------------------------------------------------
 ICU Medical, Inc. 1                        100           3,730
----------------------------------------------------------------
 Immucor, Inc. 1                          3,500          70,875
----------------------------------------------------------------
 Intuitive Surgical, Inc. 1               1,300           8,008
----------------------------------------------------------------
 Kyphon, Inc. 1                             600           5,124
----------------------------------------------------------------
 Lifeline Systems, Inc. 1                   400           8,972
----------------------------------------------------------------
 Meridian Medical Technologies, Inc. 1    1,500          66,600
----------------------------------------------------------------
 Merit Medical Systems, Inc. 1            3,325          66,234
----------------------------------------------------------------
 Mine Safety Applicances Co.                300           9,675
----------------------------------------------------------------
 Ocular Sciences, Inc. 1                  1,300          20,176
----------------------------------------------------------------
 OrthoLogic Corp. 1                       2,400           8,664
----------------------------------------------------------------
 Osteotech, Inc. 1                          700           4,508
----------------------------------------------------------------
 PolyMedica Corp. 1                         800          24,672
----------------------------------------------------------------
 Possis Medical, Inc. 1                   1,500          27,000
----------------------------------------------------------------
 Quidel Corp. 1                           1,400           4,857
----------------------------------------------------------------
 Radiologix, Inc. 1                       2,100           4,851
----------------------------------------------------------------
 Rita Medical Systems, Inc. 1               200           1,010
----------------------------------------------------------------
 Steris Corp. 1                           2,200          53,350
----------------------------------------------------------------
 SurModics, Inc. 1                        1,400          40,152
----------------------------------------------------------------
 Theragenics Corp. 1                        900           3,627
----------------------------------------------------------------
 Vasomedical, Inc. 1                      1,200           1,128
----------------------------------------------------------------
 Vital Signs, Inc.                          700          20,916
----------------------------------------------------------------
 West Pharmaceutical Services, Inc.         400           9,760
----------------------------------------------------------------
 Wright Medical Group, Inc. 1               700          12,221
----------------------------------------------------------------
 Young Innovations, Inc. 1                2,250          52,357
                                                     -----------
                                                        878,438



                 12 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Health Care Providers & Services--3.4%
 Alliance Imaging, Inc. 1                   500    $      2,650
----------------------------------------------------------------
 Allscripts Healthcare Solutions, Inc. 1    100             239
----------------------------------------------------------------
 AMERIGROUP Corp. 1                         800          24,248
----------------------------------------------------------------
 AMN Healthcare Services, Inc. 1            500           8,455
----------------------------------------------------------------
 AmSurg Corp. 1                           1,500          30,645
----------------------------------------------------------------
 Apria Healthcare Group, Inc. 1           1,100          24,464
----------------------------------------------------------------
 Beverly Enterprises, Inc. 1              6,400          18,240
----------------------------------------------------------------
 Centene Corp. 1                            400          13,436
----------------------------------------------------------------
 Cobalt Corp. 1                             400           5,520
----------------------------------------------------------------
 CorVel Corp. 1                           1,500          53,625
----------------------------------------------------------------
 Covance, Inc. 1                          3,100          76,229
----------------------------------------------------------------
 Coventry Health Care, Inc. 1             1,100          31,933
----------------------------------------------------------------
 CryoLife, Inc. 1                           600           4,098
----------------------------------------------------------------
 Curative Health Services, Inc. 1           600          10,350
----------------------------------------------------------------
 D&K Healthcare Resources, Inc.           1,000          10,241
----------------------------------------------------------------
 DaVita, Inc. 1                           2,000          49,340
----------------------------------------------------------------
 Dynacq International, Inc.                 300           4,310
----------------------------------------------------------------
 eResearch Technology, Inc. 1             2,350          39,362
----------------------------------------------------------------
 Genesis Health Ventures, Inc. 1            900          13,905
----------------------------------------------------------------
 Gentiva Health Services, Inc.            1,900          16,739
----------------------------------------------------------------
 Hanger Orthopedic Group, Inc. 1          3,400          44,710
----------------------------------------------------------------
 IDX Systems Corp. 1                      1,200          20,436
----------------------------------------------------------------
 LabOne, Inc. 1                           1,100          19,492
----------------------------------------------------------------
 Magellan Health Services, Inc. 1         1,500             240
----------------------------------------------------------------
 MedCath Corp. 1                            100           1,000
----------------------------------------------------------------
 Mid Atlantic Medical Services, Inc. 1      200           6,480
----------------------------------------------------------------
 Odyssey Healthcare, Inc. 1               1,000          34,700
----------------------------------------------------------------
 Oxford Health Plans, Inc. 1                500          18,225
----------------------------------------------------------------
 PacifiCare Health Systems, Inc. 1          900          25,290
----------------------------------------------------------------
 Pediatrix Medical Group, Inc. 1            800          32,048
----------------------------------------------------------------
 Per-Se Technologies, Inc. 1              3,000          26,907
----------------------------------------------------------------
 PSS World Medical, Inc. 1                1,800          12,312
----------------------------------------------------------------
 Schein (Henry), Inc. 1                     600          27,000
----------------------------------------------------------------
 Select Medical Corp. 1                   1,200          16,188
----------------------------------------------------------------
 Sierra Health Services, Inc. 1           3,200          38,432
----------------------------------------------------------------
 U.S. Physical Therapy, Inc. 1            2,400          26,760
----------------------------------------------------------------
 United Surgical Partners
 International, Inc. 1                      500           7,811
----------------------------------------------------------------
 US Oncology, Inc. 1                      1,700          14,739
----------------------------------------------------------------
 VCA Antech, Inc. 1                         400           6,000
----------------------------------------------------------------
 VitalWorks, Inc. 1                       8,000          30,800
----------------------------------------------------------------
 WellChoice, Inc. 1                       1,200          28,740
                                                     -----------
                                                        876,339



                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Pharmaceuticals--1.9%
 aaiPharma, Inc. 1                        1,600    $     22,432
----------------------------------------------------------------
 Able Laboratories, Inc. 1                  100           1,160
----------------------------------------------------------------
 Allos Therapeutics, Inc. 1                 500           3,760
----------------------------------------------------------------
 American Pharmaceutical
 Partners, Inc. 1                         1,900          33,820
----------------------------------------------------------------
 AtheroGenics, Inc. 1                       500           3,705
----------------------------------------------------------------
 Bradley Pharmaceuticals, Inc. 1          1,200          15,636
----------------------------------------------------------------
 CIMA Labs, Inc. 1                        1,200          29,029
----------------------------------------------------------------
 Connetics Corp. 1                          800           9,616
----------------------------------------------------------------
 Dendreon Corp. 1                           100             531
----------------------------------------------------------------
 Endo Pharmaceuticals Holdings, Inc.      2,100          16,168
----------------------------------------------------------------
 Eon Labs, Inc. 1                         1,000          18,910
----------------------------------------------------------------
 Guilford Pharmaceuticals, Inc. 1         2,000           7,960
----------------------------------------------------------------
 ICN Pharmaceuticals, Inc.                3,200          34,912
----------------------------------------------------------------
 Impax Laboratories, Inc. 1                 200             802
----------------------------------------------------------------
 Isis Pharmaceuticals, Inc. 1             5,100          33,609
----------------------------------------------------------------
 K-V Pharmaceutical Co., Cl. A 1            100           2,320
----------------------------------------------------------------
 Kos Pharmaceuticals, Inc. 1              1,100          20,900
----------------------------------------------------------------
 La Jolla Pharmaceutical Co. 1              100             650
----------------------------------------------------------------
 Lannett Co., Inc. 1                      1,300          21,294
----------------------------------------------------------------
 Noven Pharmaceuticals, Inc. 1              600           5,538
----------------------------------------------------------------
 Penwest Pharmaceuticals Co. 1            1,100          11,660
----------------------------------------------------------------
 Perrigo Co. 1                            2,600          31,590
----------------------------------------------------------------
 Pharmaceutical Resources, Inc. 1         1,900          56,620
----------------------------------------------------------------
 PRAECIS Pharmaceuticals, Inc. 1            100             325
----------------------------------------------------------------
 Salix Pharmaceuticals Ltd. 1               700           4,893
----------------------------------------------------------------
 Scios-Nova, Inc. 1                         800          26,064
----------------------------------------------------------------
 Taro Pharmaceutical Industries Ltd. 1    1,700          63,920
----------------------------------------------------------------
 Versicor, Inc. 1                           100           1,079
                                                     -----------
                                                        478,903

----------------------------------------------------------------
 Industrials--14.6%
----------------------------------------------------------------
 Aerospace & Defense--1.6%
 AAR Corp.                                  800           4,120
----------------------------------------------------------------
 Allied Research Corp. 1                  1,100          20,350
----------------------------------------------------------------
 Aviall, Inc. 1                           2,900          23,345
----------------------------------------------------------------
 Cubic Corp.                              1,500          27,645
----------------------------------------------------------------
 Curtiss-Wright Corp.                       200          12,764
----------------------------------------------------------------
 Ducommun, Inc. 1                         1,500          23,775
----------------------------------------------------------------
 Engineered Support Systems, Inc.           100           3,666
----------------------------------------------------------------
 ESCO Technologies, Inc. 1                  900          33,300
----------------------------------------------------------------
 Goodrich Corp.                           1,700          31,144
----------------------------------------------------------------
 InVision Technologies, Inc. 1            1,200          31,632
----------------------------------------------------------------
 Ladish Co., Inc. 1                         500           4,030



                 13 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Aerospace & Defense Continued
 Mercury Computer Systems, Inc. 1         1,400    $     42,728
----------------------------------------------------------------
 MTC Technologies, Inc. 1                   800          20,240
----------------------------------------------------------------
 Orbital Sciences Corp. 1                 2,200           9,284
----------------------------------------------------------------
 Precision Castparts Corp.                1,400          33,950
----------------------------------------------------------------
 Sequa Corp., Cl A 1                        100           3,911
----------------------------------------------------------------
 Veridian Corp. 1                         2,100          44,814
----------------------------------------------------------------
 World Fuel Services Corp.                2,100          43,050
                                                     -----------
                                                        413,748

----------------------------------------------------------------
 Air Freight & Couriers--0.2%
 Airborne, Inc.                           2,400          35,592
----------------------------------------------------------------
 EGL, Inc. 1                              1,000          14,250
                                                     -----------
                                                         49,842

----------------------------------------------------------------
 Airlines--0.7%
 AMR Corp. 1                              8,500          56,100
----------------------------------------------------------------
 Atlantic Coast Airlines Holdings, Inc. 1   400           4,812
----------------------------------------------------------------
 Continental Airlines, Inc., Cl. B        7,700          55,825
----------------------------------------------------------------
 Delta Air Lines, Inc.                    1,400          16,940
----------------------------------------------------------------
 Frontier Airlines, Inc. 1                1,500          10,140
----------------------------------------------------------------
 Mesa Air Group, Inc. 1                     600           2,442
----------------------------------------------------------------
 Midwest Express Holdings, Inc. 1           500           2,675
----------------------------------------------------------------
 Northwest Airlines Corp., Cl. A 1        4,400          32,296
----------------------------------------------------------------
 SkyWest, Inc.                              600           7,842
                                                     -----------
                                                        189,072

----------------------------------------------------------------
 Building Products--1.5%
 Aaon, Inc. 1                             2,350          43,311
----------------------------------------------------------------
 American Woodmark Corp.                    900          42,750
----------------------------------------------------------------
 Drew Industries, Inc. 1                  1,500          24,075
----------------------------------------------------------------
 ElkCorp                                    500           8,650
----------------------------------------------------------------
 Griffon Corp. 1                          3,370          45,899
----------------------------------------------------------------
 Lennox International, Inc.               2,900          36,395
----------------------------------------------------------------
 NCI Building Systems, Inc. 1               700          15,274
----------------------------------------------------------------
 Simpson Manufacturing Co., Inc. 1          600          19,740
----------------------------------------------------------------
 Trex Co., Inc. 1                         2,200          77,660
----------------------------------------------------------------
 Universal Forest Products, Inc.          1,800          38,378
----------------------------------------------------------------
 USG Corp. 1                              2,800          23,660
----------------------------------------------------------------
 Watsco, Inc.                               700          11,466
                                                     -----------
                                                        387,258

----------------------------------------------------------------
 Commercial Services & Supplies--4.9%
 Angelica Corp.                           1,500          30,975
----------------------------------------------------------------
 Arbitron, Inc. 1                           200           6,700
----------------------------------------------------------------
 Bowne & Co., Inc.                        1,600          19,120
----------------------------------------------------------------
 Bright Horizons Family Solutions, Inc. 1 1,000          28,120
----------------------------------------------------------------
 CCC Information Services Group, Inc. 1   2,000          35,458



                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Commercial Services & Supplies Continued
 CDI Corp. 1                                600    $     16,188
----------------------------------------------------------------
 Central Parking Corp.                    1,100          20,746
----------------------------------------------------------------
 Century Business Services, Inc. 1          700           1,855
----------------------------------------------------------------
 Coinstar, Inc. 1                         2,100          47,565
----------------------------------------------------------------
 Consolidated Graphics, Inc.                500          11,125
----------------------------------------------------------------
 Corinthian Colleges, Inc. 1              1,200          45,432
----------------------------------------------------------------
 CSG Systems International, Inc. 1        1,200          16,380
----------------------------------------------------------------
 Dun & Bradstreet Corp. 1                   400          13,796
----------------------------------------------------------------
 Ennis Business Forms, Inc.               1,800          20,916
----------------------------------------------------------------
 eSPEED, Inc., Cl. A 1                    2,900          49,129
----------------------------------------------------------------
 G&K Services, Inc., Cl. A                1,400          49,561
----------------------------------------------------------------
 General Binding Corp. 1                  1,400          11,872
----------------------------------------------------------------
 Global Payments, Inc.                    1,100          35,211
----------------------------------------------------------------
 Harland (John H.) Co.                      300           6,639
----------------------------------------------------------------
 Headwaters, Inc. 1                       2,700          41,877
----------------------------------------------------------------
 Healthcare Services Group, Inc. 1          900          11,736
----------------------------------------------------------------
 ICT Group, Inc. 1                        2,600          30,134
----------------------------------------------------------------
 Imagistics International, Inc. 1         2,500          50,000
----------------------------------------------------------------
 Information Resources, Inc. 1              300             480
----------------------------------------------------------------
 infoUSA, Inc. 1                          4,200          20,874
----------------------------------------------------------------
 Interpool, Inc.                          1,200          19,272
----------------------------------------------------------------
 ITT Educational Services, Inc. 1         2,000          47,100
----------------------------------------------------------------
 Korn/Ferry International 1                 300           2,244
----------------------------------------------------------------
 Labor Ready, Inc. 1                      7,000          44,940
----------------------------------------------------------------
 Landauer, Inc.                             800          27,800
----------------------------------------------------------------
 Miller (Herman), Inc.                    1,100          20,240
----------------------------------------------------------------
 Moore Corp. Ltd.                         4,800          43,680
----------------------------------------------------------------
 National Processing, Inc. 1                400           6,420
----------------------------------------------------------------
 New England Business Service, Inc.         500          12,200
----------------------------------------------------------------
 Pittston Brink's Group                   1,600          29,568
----------------------------------------------------------------
 PRG-Schultz International, Inc. 1        2,500          22,250
----------------------------------------------------------------
 Regis Corp.                              1,400          36,386
----------------------------------------------------------------
 RemedyTemp, Inc. 1                         100           1,400
----------------------------------------------------------------
 Right Management Consultants, Inc. 1     3,375          44,719
----------------------------------------------------------------
 RMH Teleservices, Inc. 1                   400           4,200
----------------------------------------------------------------
 Rollins, Inc.                            1,700          43,265
----------------------------------------------------------------
 Schawk, Inc.                             1,000           9,910
----------------------------------------------------------------
 SITEL Corp. 1                              400             480
----------------------------------------------------------------
 Sotheby's Holdings, Inc., Cl. A 1          700           6,300
----------------------------------------------------------------
 Standard Register Co. (The)                700          12,600
----------------------------------------------------------------
 Steelcase, Inc., Cl. A                     300           3,288
----------------------------------------------------------------
 Strayer Education, Inc.                    300          17,250
----------------------------------------------------------------
 Sylvan Learning Systems, Inc. 1            400           6,560
----------------------------------------------------------------
 United Stationers, Inc. 1                  800          23,041
----------------------------------------------------------------
 University of Phoenix Online 1           1,200          43,008
----------------------------------------------------------------
 Wackenhut Corrections Corp. 1              700           7,777


                 14 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
Commercial Services & Supplies Continued
Wallace Computer Services, Inc.           1,900      $   40,869
----------------------------------------------------------------
Waste Connections, Inc. 1                 1,700          65,637
                                                     -----------
                                                      1,264,293

----------------------------------------------------------------
Construction & Engineering--0.3%
Butler Manufacturing Co.                    200           3,870
----------------------------------------------------------------
Comfort Systems USA, Inc. 1               4,200          14,070
----------------------------------------------------------------
EMCOR Group, Inc. 1                         500          26,505
----------------------------------------------------------------
Integrated Electrical Services, Inc. 1      700           2,695
----------------------------------------------------------------
Quanta Services, Inc. 1                     700           2,450
----------------------------------------------------------------
Shaw Group, Inc. (The) 1                    800          13,160
----------------------------------------------------------------
URS Corp. 1                                 100           1,423
                                                     -----------
                                                         64,173

----------------------------------------------------------------
Electrical Equipment--0.6%
Acuity Brands, Inc.                         300           4,062
----------------------------------------------------------------
Baldor Electric Co.                         200           3,950
----------------------------------------------------------------
Energy Conversion Devices, Inc. 1           100             980
----------------------------------------------------------------
Franklin Electric Co., Inc.                 700          33,607
----------------------------------------------------------------
FuelCell Energy, Inc. 1                   1,100           7,207
----------------------------------------------------------------
Genlyte Group, Inc. (The) 1               1,200          37,392
----------------------------------------------------------------
Paxar Corp. 1                             1,400          20,650
----------------------------------------------------------------
Plug Power, Inc. 1                          300           1,347
----------------------------------------------------------------
Power-One, Inc. 1                           400           2,268
----------------------------------------------------------------
Signal Technology Corp. 1                 1,800          19,404
----------------------------------------------------------------
Thomas & Betts Corp. 1                      600          10,140
----------------------------------------------------------------
Vicor Corp. 1                               200           1,650
                                                     -----------
                                                        142,657

----------------------------------------------------------------
Industrial Conglomerates--0.4%
Carlisle Cos., Inc.                         500          20,690
----------------------------------------------------------------
Lydall, Inc. 1                              800           9,080
----------------------------------------------------------------
Tredegar Corp.                            1,500          22,500
----------------------------------------------------------------
United Industrial Corp.                   2,100          33,600
----------------------------------------------------------------
Walter Industries, Inc.                   1,300          14,079
                                                     -----------
                                                         99,949

----------------------------------------------------------------
Machinery--3.2%
Actuant Corp., Cl. A 1                    1,200          55,740
----------------------------------------------------------------
AGCO Corp. 1                                900          19,890
----------------------------------------------------------------
Albany International Corp., Cl. A           200           4,132
----------------------------------------------------------------
Barnes Group, Inc.                        1,100          22,385
----------------------------------------------------------------
Briggs & Stratton Corp.                   1,200          50,964
----------------------------------------------------------------
Chicago Bridge & Iron Co. NV              1,700          51,340
----------------------------------------------------------------
CIRCOR International, Inc.                1,700          27,030
----------------------------------------------------------------
Clarcor, Inc.                               900          29,043
----------------------------------------------------------------
Cummins, Inc.                             2,000          56,260


                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
Machinery Continued
Cuno, Inc. 1                              1,400      $   46,368
----------------------------------------------------------------
Dionex Corp. 1                              900          26,703
----------------------------------------------------------------
Donaldson Co., Inc.                         400          14,400
----------------------------------------------------------------
Encore Wire Corp. 1                       1,900          17,195
----------------------------------------------------------------
Gardner Denver, Inc. 1                      400           8,120
----------------------------------------------------------------
Global Power Equipment Group, Inc. 1        700           3,451
----------------------------------------------------------------
Graco, Inc.                               1,050          30,083
----------------------------------------------------------------
Harsco Corp.                              1,200          38,268
----------------------------------------------------------------
JLG Industries, Inc.                        700           5,271
----------------------------------------------------------------
Kaydon Corp.                                500          10,605
----------------------------------------------------------------
Lindsay Manufacturing Co.                 1,200          25,680
----------------------------------------------------------------
Milacron, Inc.                              600           3,570
----------------------------------------------------------------
NACCO Industries, Inc., Cl. A               200           8,754
----------------------------------------------------------------
Navistar International Corp. 1              600          14,586
----------------------------------------------------------------
Oshkosh Truck Corp.                         800          49,200
----------------------------------------------------------------
Osmonics, Inc. 1                          1,800          30,492
----------------------------------------------------------------
Packaging Dynamics Corp. 1                  360           2,376
----------------------------------------------------------------
Regal-Beloit Corp.                          200           4,140
----------------------------------------------------------------
Reliance Steel & Aluminum Co.               100           2,084
----------------------------------------------------------------
Thomas Industries, Inc.                   1,700          44,302
----------------------------------------------------------------
Timken Co.                                2,900          55,390
----------------------------------------------------------------
U.S. Industries, Inc. 1                   1,100           2,893
----------------------------------------------------------------
UNOVA, Inc. 1                               900           5,400
----------------------------------------------------------------
Valmont Industries, Inc.                  1,500          29,100
----------------------------------------------------------------
Wabash National Corp. 1                     900           7,542
----------------------------------------------------------------
Watts Industries, Inc., Cl. A             1,700          26,758
                                                     -----------
                                                        829,515

----------------------------------------------------------------
Marine--0.1%
Alexander & Baldwin, Inc.                   700          18,053
----------------------------------------------------------------
Maritrans, Inc.                             400           5,400
                                                     -----------
                                                         23,453

----------------------------------------------------------------
Road & Rail--1.1%
CNF Transportation, Inc.                  1,200          39,888
----------------------------------------------------------------
Covenant Transport, Inc., Cl. A 1         1,100          20,856
----------------------------------------------------------------
Heartland Express, Inc. 1                 1,519          34,802
----------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc. 1      400          11,720
----------------------------------------------------------------
Knight Transportation, Inc. 1               725          15,225
----------------------------------------------------------------
Mullen Transportation, Inc.               1,300          24,687
----------------------------------------------------------------
Old Dominion Freight Line, Inc. 1         1,500          42,601
----------------------------------------------------------------
P.A.M. Transportation Services, Inc. 1    1,100          27,731
----------------------------------------------------------------
SCS Transportation, Inc. 1                1,250          12,388
----------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Cl. A 1      400           3,504
----------------------------------------------------------------
Werner Enterprises, Inc.                  1,233          26,546
----------------------------------------------------------------
Yellow Corp. 1                            1,300          32,748
                                                     -----------
                                                        292,696


                 15 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS Continued

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Information Technology--22.0%
----------------------------------------------------------------
 Communications Equipment--3.3%
 Adaptec, Inc. 1                          8,500    $     48,025
----------------------------------------------------------------
 ADTRAN, Inc. 1                           1,500          49,350
----------------------------------------------------------------
 Allen Telecom, Inc. 1                    4,800          45,456
----------------------------------------------------------------
 Arris Group, Inc. 1                      2,600           9,282
----------------------------------------------------------------
 Aspect Communications Corp. 1            2,300           6,532
----------------------------------------------------------------
 Audiovox Corp., Cl. A 1                    900           9,307
----------------------------------------------------------------
 Avanex Corp. 1                           6,200           6,324
----------------------------------------------------------------
 Avaya, Inc. 1                           17,100          41,895
----------------------------------------------------------------
 Brocade Communications
 Systems, Inc.                            7,500          31,050
----------------------------------------------------------------
 Centillium Communications, Inc. 1        2,500           5,650
----------------------------------------------------------------
 Corvis Corp. 1                          30,800          21,868
----------------------------------------------------------------
 Enterasys Networks, Inc. 1              11,900          18,564
----------------------------------------------------------------
 F5 Networks, Inc. 1                      3,800          40,812
----------------------------------------------------------------
 Finisar Corp. 1                         16,700          15,865
----------------------------------------------------------------
 Foundry Networks, Inc. 1                 3,100          21,824
----------------------------------------------------------------
 Harmonic, Inc. 1                        16,600          38,180
----------------------------------------------------------------
 Inter-Tel, Inc.                          2,000          41,820
----------------------------------------------------------------
 InterDigital Communications Corp. 1      2,400          34,944
----------------------------------------------------------------
 Microtune, Inc. 1                        5,100          15,963
----------------------------------------------------------------
 NetScreen Technologies, Inc. 1           4,400          74,096
----------------------------------------------------------------
 Netsolve, Inc. 1                         1,400           9,450
----------------------------------------------------------------
 New Focus, Inc. 1                        3,000          11,520
----------------------------------------------------------------
 Packeteer, Inc. 1                        1,400           9,604
----------------------------------------------------------------
 Powerwave Technologies, Inc. 1           7,700          41,580
----------------------------------------------------------------
 Proxim Corp., Cl. A 1                    1,900           1,653
----------------------------------------------------------------
 Redback Networks, Inc. 1                51,000          42,840
----------------------------------------------------------------
 Riverstone Networks, Inc. 1             22,100          46,852
----------------------------------------------------------------
 Sonus Networks, Inc. 1                  17,900          17,900
----------------------------------------------------------------
 Sycamore Networks, Inc. 1               10,800          31,212
----------------------------------------------------------------
 Tekelec 1                                3,900          40,755
----------------------------------------------------------------
 Terayon Communication
 Systems, Inc. 1                          3,100           6,355
----------------------------------------------------------------
 Turnstone Systems, Inc. 1                  200             540
                                                     -----------
                                                        837,068

----------------------------------------------------------------
 Computers & Peripherals--2.9%
 Concurrent Computer Corp. 1             13,000          37,440
----------------------------------------------------------------
 Cray, Inc. 1                             7,000          53,690
----------------------------------------------------------------
 Gateway, Inc. 1                         17,900          56,206
----------------------------------------------------------------
 Hutchinson Technology, Inc. 1            2,900          60,030
----------------------------------------------------------------
 Imation Corp. 1                          2,000          70,160
----------------------------------------------------------------
 Intergraph Corp. 1                         600          10,656
----------------------------------------------------------------
 Iomega Corp. 1                           4,800          37,680
----------------------------------------------------------------
 Lexar Media, Inc. 1                      7,600          47,652



                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Computers & Peripherals Continued
 Maxtor Corp. 1                           9,800    $     49,588
----------------------------------------------------------------
 Neoware Systems, Inc. 1                  3,300          49,203
----------------------------------------------------------------
 Overland Storage, Inc. 1                   400           5,832
----------------------------------------------------------------
 Palm, Inc. 1                               700          10,990
----------------------------------------------------------------
 Pinnacle Systems, Inc. 1                 5,200          70,772
----------------------------------------------------------------
 Presstek, Inc. 1                           500           2,305
----------------------------------------------------------------
 Rainbow Technologies, Inc. 1               800           5,736
----------------------------------------------------------------
 Read-Rite Corp. 1                        1,100             385
----------------------------------------------------------------
 SanDisk Corp. 1                          2,400          48,720
----------------------------------------------------------------
 SBS Technologies, Inc. 1                   300           2,748
----------------------------------------------------------------
 Silicon Graphics, Inc. 1                10,300          11,639
----------------------------------------------------------------
 SimpleTech, Inc. 1                       2,400           7,248
----------------------------------------------------------------
 Storage Technology Corp. 1               1,000          21,420
----------------------------------------------------------------
 StorageNetworks, Inc. 1                 14,800          17,168
----------------------------------------------------------------
 Synaptics, Inc. 1                        2,500          19,000
----------------------------------------------------------------
 Western Digital Corp. 1                  6,900          44,091
                                                     -----------
                                                        740,359

----------------------------------------------------------------
 Electronic Equipment & Instruments--1.8%
 Acterna Corp. 1                          1,100             176
----------------------------------------------------------------
 Analogic Corp.                             100           5,029
----------------------------------------------------------------
 Artesyn Technologies, Inc. 1               500           1,920
----------------------------------------------------------------
 Avnet, Inc. 1                            2,900          31,407
----------------------------------------------------------------
 Benchmark Electronics, Inc. 1              500          14,330
----------------------------------------------------------------
 Checkpoint Systems, Inc. 1                 300           3,102
----------------------------------------------------------------
 Cognex Corp. 1                             700          12,901
----------------------------------------------------------------
 Cohu, Inc.                                 300           4,410
----------------------------------------------------------------
 Daktronics, Inc. 1                       1,500          20,070
----------------------------------------------------------------
 DSP Group, Inc. 1                          400           6,328
----------------------------------------------------------------
 Excel Technology, Inc. 1                 1,100          19,679
----------------------------------------------------------------
 Fargo Electronics, Inc. 1                3,400          29,682
----------------------------------------------------------------
 Global Imaging Systems, Inc. 1           2,800          51,464
----------------------------------------------------------------
 Identix, Inc. 1                          3,000          15,450
----------------------------------------------------------------
 Ingram Micro, Inc., Cl. A 1                300           3,705
----------------------------------------------------------------
 Keithley Instruments, Inc.               1,100          13,750
----------------------------------------------------------------
 Littlefuse, Inc. 1                         200           3,372
----------------------------------------------------------------
 Merix Corp. 1                              100             840
----------------------------------------------------------------
 Methode Electronics, Inc., Cl. A         5,700          62,529
----------------------------------------------------------------
 MTS Systems Corp.                        1,500          15,030
----------------------------------------------------------------
 OSI Systems, Inc. 1                        500           8,490
----------------------------------------------------------------
 Park Electrochemical Corp.                 700          13,440
----------------------------------------------------------------
 Photon Dynamics, Inc. 1                  1,900          43,320
----------------------------------------------------------------
 Research Frontiers, Inc. 1                 100             834
----------------------------------------------------------------
 ScanSource, Inc. 1                         600          29,580
----------------------------------------------------------------
 Sipex Corp. 1                              800           2,960
----------------------------------------------------------------
 Sypris Solutions, Inc.                   1,000          10,210



                 16 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Electronic Equipment & Instruments Continued
 Teledyne Technologies, Inc. 1            1,400      $   21,952
----------------------------------------------------------------
 Zygo Corp. 1                               700           4,893
                                                     -----------
                                                        450,853

----------------------------------------------------------------
 Internet Software & Services--3.1%
 Akamai Technologies, Inc. 1             12,300          21,279
----------------------------------------------------------------
 AsiaInfo Holdings, Inc. 1                3,800          24,092
----------------------------------------------------------------
 BroadVision, Inc. 1                        300           1,023
----------------------------------------------------------------
 CMG Information Services, Inc. 1        40,000          39,240
----------------------------------------------------------------
 CNET Networks, Inc. 1                   12,700          34,417
----------------------------------------------------------------
 Commerce One, Inc. 1                     1,300           3,575
----------------------------------------------------------------
 Covansys Corp. 1                           100             376
----------------------------------------------------------------
 Digital River, Inc. 1                    4,000          47,800
----------------------------------------------------------------
 Digitas, Inc. 1                          1,300           4,498
----------------------------------------------------------------
 DoubleClick, Inc. 1                      5,400          30,564
----------------------------------------------------------------
 EarthLink, Inc. 1                        7,300          39,785
----------------------------------------------------------------
 FindWhat.com1                              200           1,598
----------------------------------------------------------------
 FreeMarkets, Inc. 1                      4,900          31,551
----------------------------------------------------------------
 InfoSpace, Inc. 1                        3,100          26,192
----------------------------------------------------------------
 Internet Security Systems, Inc. 1          500           9,165
----------------------------------------------------------------
 Interwoven, Inc. 1                       8,600          22,360
----------------------------------------------------------------
 j2 Global Communications, Inc. 1         2,900          55,216
----------------------------------------------------------------
 LendingTree, Inc. 1                      1,900          24,472
----------------------------------------------------------------
 Net2Phone, Inc. 1                        1,700           6,885
----------------------------------------------------------------
 Netegrity, Inc. 1                       15,100          49,120
----------------------------------------------------------------
 Openwave Systems, Inc. 1                20,700          41,400
----------------------------------------------------------------
 Overture Services, Inc. 1                  900          24,579
----------------------------------------------------------------
 ParthusCeva, Inc. 1                        133             786
----------------------------------------------------------------
 PEC Solutions, Inc. 1                      400          11,960
----------------------------------------------------------------
 Register.com, Inc. 1                       100             450
----------------------------------------------------------------
 Secure Computing Corp. 1                 6,700          42,947
----------------------------------------------------------------
 SeeBeyond Technology Corp. 1            15,400          37,422
----------------------------------------------------------------
 Stellent, Inc. 1                         2,700          11,985
----------------------------------------------------------------
 United Online, Inc. 1                    2,800          44,635
----------------------------------------------------------------
 Vignette Corp. 1                         8,900          10,920
----------------------------------------------------------------
 WebEx Communications, Inc. 1             2,900          43,500
----------------------------------------------------------------
 Websense, Inc. 1                         2,400          51,267
                                                     -----------
                                                        795,059

----------------------------------------------------------------
 IT Consulting & Services--1.0%
 Acxiom Corp. 1                             600           9,228
----------------------------------------------------------------
 Anteon International Corp. 1             1,500          36,000
----------------------------------------------------------------
 Caminus Corp. 1                            500           1,170
----------------------------------------------------------------
 Carreker Corp. 1                         2,300          10,419
----------------------------------------------------------------
 Cognizant Technology
 Solutions Corp. 1                          600          43,338
----------------------------------------------------------------
 Gartner, Inc., Cl. B 1                     800           7,560



                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 IT Consulting & Services Continued
 Lawson Software, Inc. 1                  2,400    $     13,800
----------------------------------------------------------------
 ManTech International Corp. 1              400           7,628
----------------------------------------------------------------
 MPS Group, Inc. 1                          100             554
----------------------------------------------------------------
 PracticeWorks, Inc. 1                    1,900          15,010
----------------------------------------------------------------
 ProQuest Co. 1                             200           3,920
----------------------------------------------------------------
 Sapient Corp. 1                         18,700          38,335
----------------------------------------------------------------
 SS&C Technologies, Inc. 1                2,700          28,758
----------------------------------------------------------------
 Startek, Inc. 1                            500          13,800
----------------------------------------------------------------
 Syntel, Inc. 1                           1,000          21,010
----------------------------------------------------------------
 Tyler Technologies, Inc. 1               3,700          15,429
                                                     -----------
                                                        265,959

----------------------------------------------------------------
 Office Electronics--0.1%
 Gerber Scientific, Inc. 1                  500           2,030
----------------------------------------------------------------
 Ikon Office Solutions, Inc.              4,300          30,745
                                                     -----------
                                                         32,775

----------------------------------------------------------------
 Semiconductor Equipment & Products--5.5%
 Advanced Energy Industries, Inc. 1       3,600          45,792
----------------------------------------------------------------
 Amkor Technology, Inc. 1                10,900          51,884
----------------------------------------------------------------
 Asyst Technologies, Inc. 1               5,500          40,425
----------------------------------------------------------------
 Atmel Corp. 1                           17,000          37,910
----------------------------------------------------------------
 Axcelis Technologies, Inc. 1             9,500          53,285
----------------------------------------------------------------
 Brooks-PRI Automation, Inc. 1            1,100          12,606
----------------------------------------------------------------
 Cabot Microelectronics Corp. 1           1,400          66,080
----------------------------------------------------------------
 ChipPAC, Inc. 1                          6,200          22,010
----------------------------------------------------------------
 Cirrus Logic, Inc. 1                     1,700           4,896
----------------------------------------------------------------
 Credence Systems Corp. 1                 5,500          51,315
----------------------------------------------------------------
 Cymer, Inc. 1                              400          12,900
----------------------------------------------------------------
 Cypress Semiconductor Corp. 1            6,000          34,320
----------------------------------------------------------------
 Entegris, Inc. 1                         1,900          19,570
----------------------------------------------------------------
 ESS Technology, Inc. 1                   6,400          40,256
----------------------------------------------------------------
 FEI Co. 1                                  500           7,645
----------------------------------------------------------------
 FSI International, Inc. 1                1,700           7,667
----------------------------------------------------------------
 Genesis Microchip, Inc. 1                1,800          23,490
----------------------------------------------------------------
 GlobespanVirata, Inc. 1                 12,600          55,566
----------------------------------------------------------------
 Helix Technology Corp.                   2,300          25,760
----------------------------------------------------------------
 Integrated Device Technology, Inc. 1     6,500          54,405
----------------------------------------------------------------
 Intersil Corp., Cl. A 1                  2,000          27,880
----------------------------------------------------------------
 Kulicke & Soffa Industries, Inc. 1       8,200          46,904
----------------------------------------------------------------
 LTX Corp. 1                              8,800          53,064
----------------------------------------------------------------
 Mattson Technology, Inc. 1                 800           2,288
----------------------------------------------------------------
 MKS Instruments, Inc. 1                  3,500          57,505
----------------------------------------------------------------
 Mykrolis Corp. 1                         2,700          19,710
----------------------------------------------------------------
 Oak Technology, Inc. 1                  16,200          42,930
----------------------------------------------------------------
 ON Semiconductor Corp. 1                 1,500           2,055
----------------------------------------------------------------
 Photronics, Inc. 1                       1,500          20,550



                 17 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS Continued

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Semiconductor Equipment & Products Continued
 Power Integrations, Inc. 1               1,500      $   25,500
----------------------------------------------------------------
 Rambus, Inc. 1                           6,400          42,944
----------------------------------------------------------------
 RF Micro Devices, Inc. 1                 3,500          25,655
----------------------------------------------------------------
 Semitool, Inc. 1                           100             623
----------------------------------------------------------------
 Silicon Image, Inc. 1                    1,000           6,000
----------------------------------------------------------------
 Silicon Laboratories, Inc. 1             1,900          36,252
----------------------------------------------------------------
 Silicon Storage Technology, Inc. 1       1,900           7,676
----------------------------------------------------------------
 Siliconix, Inc. 1                        1,400          32,760
----------------------------------------------------------------
 Skyworks Solutions, Inc. 1               6,400          55,168
----------------------------------------------------------------
 Standard Microsystems Corp. 1              600          11,682
----------------------------------------------------------------
 Supertex, Inc. 1                           200           2,978
----------------------------------------------------------------
 Three-Five Systems, Inc. 1                 700           4,515
----------------------------------------------------------------
 Transmeta Corp. 1                        8,500           9,945
----------------------------------------------------------------
 TriQuint Semiconductor, Inc. 1           2,900          12,296
----------------------------------------------------------------
 Ultratech Stepper, Inc. 1                4,000          39,356
----------------------------------------------------------------
 Varian Semiconductor
 Equipment Associates, Inc. 1             1,000          23,761
----------------------------------------------------------------
 Vitesse Semiconductor Corp. 1           19,100          41,733
----------------------------------------------------------------
 White Electronic Designs Corp. 1         5,000          38,250
----------------------------------------------------------------
 Zoran Corp. 1                            3,450          48,542
                                                     -----------
                                                      1,406,304

----------------------------------------------------------------
 Software--4.3%
 Agile Software Corp. 1                   6,300          48,762
----------------------------------------------------------------
 Altiris, Inc. 1                            700          11,144
----------------------------------------------------------------
 Amdocs Ltd. 1                            2,200          21,604
----------------------------------------------------------------
 Ansoft Corp. 1                           3,000          18,450
----------------------------------------------------------------
 Ansys, Inc. 1                            1,100          22,220
----------------------------------------------------------------
 Aspen Technology, Inc. 1                 4,100          11,603
----------------------------------------------------------------
 Autodesk, Inc.                           1,800          25,740
----------------------------------------------------------------
 Borland Software Corp. 1                 1,900          23,370
----------------------------------------------------------------
 Catapult Communications Corp. 1          1,200          14,340
----------------------------------------------------------------
 Citrix Systems, Inc. 1                   4,000          49,280
----------------------------------------------------------------
 Compuware Corp. 1                        7,700          36,960
----------------------------------------------------------------
 Concord Communications, Inc. 1           1,100           9,889
----------------------------------------------------------------
 Dendrite International, Inc.             2,200          16,434
----------------------------------------------------------------
 DocuCorp International, Inc. 1           2,500          16,552
----------------------------------------------------------------
 Documentum, Inc. 1                       2,900          45,414
----------------------------------------------------------------
 Dynamics Research Corp. 1                1,400          19,614
----------------------------------------------------------------
 E.piphany, Inc. 1                        5,500          22,935
----------------------------------------------------------------
 Eclipsys Corp. 1                         1,200           6,420
----------------------------------------------------------------
 Entrust Technologies, Inc. 1             3,000          10,080
----------------------------------------------------------------
 FactSet Research Systems, Inc.           1,200          33,924
----------------------------------------------------------------
 FileNet Corp. 1                          1,900          23,180
----------------------------------------------------------------
 Hyperion Solutions Corp. 1               1,700          43,639
----------------------------------------------------------------
 Informatica Corp. 1                      7,400          42,624



                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Software Continued
 Kronos, Inc. 1                             250      $    9,248
----------------------------------------------------------------
 Legato Systems, Inc. 1                   8,800          44,264
----------------------------------------------------------------
 Macromedia, Inc. 1                       5,000          53,250
----------------------------------------------------------------
 Magma Design Automation, Inc. 1            500           4,790
----------------------------------------------------------------
 Manugistics Group, Inc. 1                7,200          17,280
----------------------------------------------------------------
 Micromuse, Inc. 1                       13,500          51,570
----------------------------------------------------------------
 MICROS Systems, Inc. 1                     500          11,210
----------------------------------------------------------------
 NetIQ Corp. 1                              500           6,175
----------------------------------------------------------------
 Novadigm, Inc. 1                           300             699
----------------------------------------------------------------
 Novell, Inc. 1                           3,100          10,354
----------------------------------------------------------------
 Nuance Communications, Inc. 1              100             248
----------------------------------------------------------------
 Numerical Technologies, Inc. 1           1,100           3,806
----------------------------------------------------------------
 Parametric Technology Corp. 1           10,300          25,956
----------------------------------------------------------------
 Pegasystems, Inc. 1                      2,300          11,753
----------------------------------------------------------------
 Plumtree Software, Inc. 1                8,200          22,140
----------------------------------------------------------------
 Precis, Inc. 1                             200           1,104
----------------------------------------------------------------
 Quality Systems, Inc. 1                    600          12,060
----------------------------------------------------------------
 Quovadx, Inc. 1                            100             242
----------------------------------------------------------------
 Radiant Systems, Inc. 1                  4,200          40,446
----------------------------------------------------------------
 Roxio, Inc. 1                            2,500          11,925
----------------------------------------------------------------
 RSA Security, Inc. 1                     7,300          43,727
----------------------------------------------------------------
 SafeNet, Inc. 1                            200           5,070
----------------------------------------------------------------
 ScanSoft, Inc. 1                         6,500          33,800
----------------------------------------------------------------
 SERENA Software, Inc. 1                  2,900          45,791
----------------------------------------------------------------
 SpeechWorks International, Inc. 1          700           1,946
----------------------------------------------------------------
 Take-Two Interactive Software, Inc. 1    2,000          46,980
----------------------------------------------------------------
 Tripos, Inc. 1                             200           1,466
----------------------------------------------------------------
 Ulticom, Inc. 1                          1,100           8,239
----------------------------------------------------------------
 Viewpoint Corp. 1                          700           1,309
----------------------------------------------------------------
 Wind River Systems, Inc. 1               2,700          11,070
                                                     -----------
                                                      1,112,096

----------------------------------------------------------------
 Materials--5.4%
----------------------------------------------------------------
 Chemicals--1.7%
 AEP Industries, Inc. 1                     700           9,149
----------------------------------------------------------------
 Agrium, Inc.                             1,200          13,572
----------------------------------------------------------------
 Albemarle Corp.                            400          11,380
----------------------------------------------------------------
 Crompton Corp.                           1,000           5,950
----------------------------------------------------------------
 Cytec Industries, Inc. 1                   200           5,456
----------------------------------------------------------------
 Ferro Corp.                                600          14,658
----------------------------------------------------------------
 Georgia Gulf Corp.                       2,500          57,850
----------------------------------------------------------------
 Hercules, Inc. 1                         5,700          50,160
----------------------------------------------------------------
 IMC Global, Inc.                         4,000          42,680
----------------------------------------------------------------
 MacDermid, Inc.                            100           2,285
----------------------------------------------------------------
 Material Sciences Corp. 1                  600           7,764
----------------------------------------------------------------
 Millennium Chemicals, Inc.                 200           1,904



                 18 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Chemicals Continued
 Octel Corp.                              2,600      $   41,080
----------------------------------------------------------------
 OM Group, Inc.                           5,700          39,216
----------------------------------------------------------------
 Omnova Solutions, Inc. 1                 7,200          29,016
----------------------------------------------------------------
 PolyOne Corp.                            2,000           7,840
----------------------------------------------------------------
 Quaker Chemical Corp.                      400           9,280
----------------------------------------------------------------
 Schulman (A.), Inc.                      2,000          37,220
----------------------------------------------------------------
 Stepan Co.                                 100           2,500
----------------------------------------------------------------
 Terra Industries, Inc. 1                   100             153
----------------------------------------------------------------
 Valspar Corp. (The)                      1,000          44,180
                                                     -----------
                                                        433,293

----------------------------------------------------------------
 Construction Materials--0.1%
 AMCOL International Corp.                1,700           9,860
----------------------------------------------------------------
 Centex Construction Products, Inc.         700          24,605
                                                     -----------
                                                         34,465

----------------------------------------------------------------
 Containers & Packaging--1.5%
 Ball Corp.                               1,100          56,309
----------------------------------------------------------------
 Bway Corp. 1                             1,500          29,670
----------------------------------------------------------------
 Caraustar Industries, Inc. 1             1,200          11,376
----------------------------------------------------------------
 Crown Cork & Seal Co., Inc. 1            8,700          69,165
----------------------------------------------------------------
 Graphic Packaging
 International Corp. 1                    1,100           6,204
----------------------------------------------------------------
 Greif Bros. Corp., Cl. A                   100           2,380
----------------------------------------------------------------
 Jarden Corp. 1                           1,600          38,192
----------------------------------------------------------------
 Myers Industries, Inc.                   1,325          14,178
----------------------------------------------------------------
 Owens-Illinois, Inc. 1                   1,400          20,412
----------------------------------------------------------------
 Sealed Air Corp. 1                       1,500          55,950
----------------------------------------------------------------
 Silgan Holdings, Inc. 1                  1,400          34,552
----------------------------------------------------------------
 Temple-Inland, Inc.                        800          35,848
                                                     -----------
                                                        374,236

----------------------------------------------------------------
 Metals & Mining--1.4%
 AK Steel Holding Corp. 1                 4,900          39,200
----------------------------------------------------------------
 Century Aluminum Co.                       400           2,964
----------------------------------------------------------------
 Cleveland-Cliffs, Inc. 1                   100           1,985
----------------------------------------------------------------
 Commercial Metals Co.                    2,600          42,224
----------------------------------------------------------------
 Gibraltar Steel Corp.                    1,000          19,040
----------------------------------------------------------------
 Goldcorp, Inc.                           1,500          19,047
----------------------------------------------------------------
 IMCO Recycling, Inc. 1                   1,300          10,569
----------------------------------------------------------------
 Meridian Gold, Inc. 1                      900          15,803
----------------------------------------------------------------
 Meridian Gold, Inc. 1                    1,800          31,734
----------------------------------------------------------------
 NN, Inc.                                 1,100          10,989
----------------------------------------------------------------
 Oregon Steel Mills, Inc. 1               2,800          11,256
----------------------------------------------------------------
 Quanex Corp.                             1,200          40,200
----------------------------------------------------------------
 Royal Gold, Inc.                           100           2,492


                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Metals & Mining Continued
 RTI International Metals, Inc. 1           600      $    6,060
----------------------------------------------------------------
 Schnitzer Steel Industries, Inc.           100           2,002
----------------------------------------------------------------
 Steel Dynamics, Inc. 1                   2,200          26,466
----------------------------------------------------------------
 Steel Technologies, Inc.                 1,500          25,440
----------------------------------------------------------------
 United States Steel Corp.                3,500          45,920
----------------------------------------------------------------
 USEC, Inc.                                 900           5,418
                                                     -----------
                                                        358,809
----------------------------------------------------------------
 Paper & Forest Products--0.7%
 Boise Cascade Corp.                        900          22,698
----------------------------------------------------------------
 Bowater, Inc.                              400          16,780
----------------------------------------------------------------
 Deltic Timber Corp.                      1,100          29,370
----------------------------------------------------------------
 Glatfelter                               2,400          31,584
----------------------------------------------------------------
 Louisiana-Pacific Corp.                  5,100          41,106
----------------------------------------------------------------
 Potlatch Corp.                           1,500          35,820
                                                     -----------
                                                        177,358

----------------------------------------------------------------
 Telecommunication Services--1.5%
----------------------------------------------------------------
 Diversified Telecommunication Services--0.9%
 Allegiance Telecom, Inc. 1               9,500           6,365
----------------------------------------------------------------
 American Tower Corp. 1                   7,700          27,181
----------------------------------------------------------------
 BroadWing, Inc. 1                       14,700          51,744
----------------------------------------------------------------
 Commonwealth Telephone
 Enterprises, Inc. 1                        800          28,672
----------------------------------------------------------------
 Crown Castle International Corp. 1      13,300          49,875
----------------------------------------------------------------
 IDT Corp. 1                                300           5,187
----------------------------------------------------------------
 Infonet Services Corp., Cl. B 1          2,700           5,346
----------------------------------------------------------------
 Intrado, Inc. 1                            800           7,840
----------------------------------------------------------------
 North Pittsburgh Systems, Inc.           1,300          17,720
----------------------------------------------------------------
 PTEK Holdings, Inc. 1                      900           3,960
----------------------------------------------------------------
 Talk America Holdings, Inc. 1            1,500           8,400
----------------------------------------------------------------
 Time Warner Telecom, Inc., Cl. A 1       6,200          13,082
                                                     -----------
                                                        225,372

----------------------------------------------------------------
 Wireless Telecommunication Services--0.6%
 Boston Communications Group, Inc. 1      2,100          26,691
----------------------------------------------------------------
 Centennial Communications Corp. 1          100             261
----------------------------------------------------------------
 EMS Technologies, Inc. 1                   800          12,456
----------------------------------------------------------------
 Metro One Telecommunication, Inc. 1      2,500          16,125
----------------------------------------------------------------
 Nextel Partners, Inc., Cl. A 1           1,900          11,533
----------------------------------------------------------------
 Triton PCS Holdings, Inc., Cl. A 1       4,200          16,506
----------------------------------------------------------------
 Western Wireless Corp. 1                 8,900          47,170
----------------------------------------------------------------
 Wireless Facilities, Inc. 1              3,600          21,636
                                                     -----------
                                                        152,378


                 19 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS Continued


                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
Utilities--0.7%
----------------------------------------------------------------
Electric Utilities--0.3%
Aquila, Inc.                              1,300      $    2,301
----------------------------------------------------------------
CH Energy Group, Inc.                       800          37,304
----------------------------------------------------------------
CMS Energy Corp.                          1,800          16,992
----------------------------------------------------------------
OGE Energy Corp.                          1,000          17,600
                                                     -----------
                                                         74,197

----------------------------------------------------------------
Gas Utilities--0.3%
Nicor, Inc.                               1,300          44,239
----------------------------------------------------------------
Southwestern Energy Co. 1                   500           5,725
----------------------------------------------------------------
UGI Corp.                                   600          22,434
                                                     -----------
                                                         72,398

----------------------------------------------------------------
Multi-Utilities--0. 1%
Questar Corp.                             1,500          41,730
                                                     -----------
Total Common Stocks (Cost $25,202,426)               25,253,690

----------------------------------------------------------------
Preferred Stocks--0.0%
Astronics Corp., Cl. B1 (Cost $3,322)       250           1,563


                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
Joint Repurchase Agreements--2.9%
Undivided interest of 0.11% in joint
repurchase agreement (Market Value
$694,610,000) with Banc One Capital
Markets, Inc., 1.07%, dated 12/31/02, to
be repurchased at $735,044 on 1/2/03,
collateralized by U.S. Treasury Nts.,
3%--6.50%, 2/15/03--2/15/12, with a
value of $311,989,144 and U.S. Treasury
Bonds, 1.75%--9.375%, 4/30/04--2/15/23,
with a value of $397,082,690 (Cost
$735,000)                              $735,000    $    735,000
----------------------------------------------------------------
Total Investments, at Value
(Cost $25,940,748)                        101.2%     25,990,253
----------------------------------------------------------------
Liabilities in Excess of Other Assets      (1.2)       (302,243)
                                         -----------------------
Net Assets                                100.0%   $ 25,688,010
                                         =======================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


                 20 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

 STATEMENT OF ASSETS AND LIABILITIES  December 31, 2002


 ----------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $25,940,748)--see accompanying statement                          $25,990,253
 ----------------------------------------------------------------------------------------------------------
 Cash                                                                                                  653
 ----------------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                                   4
 ----------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                  131,850
 Shares of beneficial interest sold                                                                 64,312
 Interest and dividends                                                                             13,357
 Other                                                                                               1,776
                                                                                               ------------
 Total assets                                                                                   26,202,205

 ----------------------------------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Investments purchased                                                                             486,180
 Shares of beneficial interest redeemed                                                             13,636
 Distribution and service plan fees                                                                  2,970
 Shareholder reports                                                                                   638
 Transfer and shareholder servicing agent fees                                                         463
 Trustees' compensation                                                                                234
 Other                                                                                              10,074
                                                                                               ------------
 Total liabilities                                                                                 514,195


 ----------------------------------------------------------------------------------------------------------
 Net Assets                                                                                    $25,688,010
                                                                                               ============

 ----------------------------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial interest                                                    $     2,761
 ----------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                     31,581,978
 ----------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                                   (11,369)
 ----------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                 (5,934,850)
 ----------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                                           49,490
                                                                                               ------------
 Net Assets                                                                                    $25,688,010
                                                                                               ============

 ----------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Non-Service shares:
 Net asset value, redemption price per share and offering price per share
 (based on net assets of $19,576,969 and 2,103,490 shares of beneficial interest outstanding)        $9.31
 ----------------------------------------------------------------------------------------------------------
 Service shares:
 Net asset value, redemption price per share and offering price per share
 (based on net assets of $6,111,041 and 657,527 shares of beneficial interest outstanding)           $9.29




 See accompanying Notes to Financial Statements.



                 21 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

 STATEMENT OF OPERATIONS  For the Year Ended December 31, 2002



 ------------------------------------------------------------------------------------------------------------
 Investment Income
 Dividends (net of foreign withholding taxes of $358)                                            $   195,600
 ------------------------------------------------------------------------------------------------------------
 Interest                                                                                             12,722
                                                                                                 ------------
 Total investment income                                                                             208,322

 ------------------------------------------------------------------------------------------------------------
 Expenses
 Management fees                                                                                     170,358
 ------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees--Service shares                                                    5,396
 ------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Non-Service shares                                                                                   10,498
 Service shares                                                                                          507
 ------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                  23,290
 ------------------------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                                           9,170
 ------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                           5,905
 ------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                4,341
 ------------------------------------------------------------------------------------------------------------
 Other                                                                                                 3,430
                                                                                                 ------------
 Total expenses                                                                                      232,895
 Less reduction to custodian expenses                                                                   (286)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Service shares                 (382)
                                                                                                 ------------
 Net expenses                                                                                        232,227

 ------------------------------------------------------------------------------------------------------------
 Net Investment Loss                                                                                 (23,905)

 ------------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized loss on:
 Investments                                                                                      (2,845,844)
 Foreign currency transactions                                                                        (2,456)
                                                                                                 ------------
 Net realized loss                                                                                (2,848,300)
 ------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                                      (1,466,549)
 Translation of assets and liabilities denominated in foreign currencies                               5,239
                                                                                                 ------------
 Net change                                                                                       (1,461,310)
                                                                                                 ------------
 Net realized and unrealized loss                                                                 (4,309,610)

 ------------------------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations                                            $(4,333,515)
                                                                                                 ============



 See accompanying Notes to Financial Statements.


                 22 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

 STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended December 31,                                                      2002            2001
 -----------------------------------------------------------------------------------------------------
 Operations
 Net investment loss                                                      $   (23,905)     $     (922)
 -----------------------------------------------------------------------------------------------------
 Net realized loss                                                         (2,848,300)       (268,528)
 -----------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                      (1,461,310)        362,920
                                                                          ----------------------------
 Net increase (decrease) in net assets resulting from operations           (4,333,515)         93,470

 -----------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase in net assets resulting from beneficial
 interest transactions:
 Non-Service shares                                                         4,845,883       3,821,166
 Service shares                                                             6,553,550         108,184

 -----------------------------------------------------------------------------------------------------
 Net Assets
 Total increase                                                             7,065,918       4,022,820
 -----------------------------------------------------------------------------------------------------
 Beginning of period                                                       18,622,092      14,599,272
                                                                          ----------------------------
 End of period [including accumulated net investment
 loss of $11,369 and $382, respectively]                                  $25,688,010     $18,622,092
                                                                          ============================



 See accompanying Notes to Financial Statements.



                 23 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

 FINANCIAL HIGHLIGHTS


 Non-Service shares   Year Ended December 31,            2002          2001          2000          1999          1998 1
 -----------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                   $11.05        $11.09        $14.07         $9.60        $10.00
 -----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                             (.01)           -- 2        (.03)         (.02)         (.02)
 Net realized and unrealized gain (loss)                 (1.73)         (.04)        (2.35)         4.49          (.38)
                                                        ----------------------------------------------------------------
 Total from investment operations                        (1.74)         (.04)        (2.38)         4.47          (.40)
 -----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                       --            --          (.60)           --            --
 -----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $ 9.31        $11.05        $11.09        $14.07        $ 9.60
                                                        ================================================================

 -----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                     (15.75)%       (0.36)%      (18.34)%       46.56%        (4.00)%

 -----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)              $19,577       $18,514       $14,599        $6,927          $994
 -----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $20,505       $15,307       $12,576        $2,738          $441
 -----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                     (0.09)%       (0.01)%       (0.29)%       (0.37)%       (0.79)%
 Expenses                                                 1.00%         1.05%         1.37%         1.83%         0.87% 5
 Expenses, net of reduction to custodian expenses         1.00%         1.05%         1.35%         1.34%         0.87%
 -----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   121%          213%          162%          176%           61%


1. For the period from May 1, 1998 (inception of offering) to December 31, 1998.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.



                 24 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

 Service shares  Year Ended December 31,                                                               2002          2001 1
 ---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                                                                 $11.05       $ 10.61
 ---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                                                           (.01)           -- 2
 Net realized and unrealized gain (loss)                                                               (1.75)          .44
                                                                                                      ----------------------
 Total from investment operations                                                                      (1.76)          .44
 ---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                                                     --            --
 ---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                        $9.29        $11.05
                                                                                                      ======================

 ---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                                                                   (15.93)%        4.15%
 ---------------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                                                             $6,111          $108
 ---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                                                    $2,228          $ 26
 ---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                                                                   (0.26)%       (0.34)%
 Expenses                                                                                               1.21%         1.19%
 Expenses, net of reduction to custodian expenses and/or voluntary waiver of transfer agent fees        1.19%         1.19%
 ---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                                                 121%          213%


1. For the period from July 16, 2001 (inception of offering) to December 31,
2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.



                 25 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Main Street Small Cap Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
   The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.


                 26 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

               Expiring
               -----------------------
               2008         $1,795,693
               2009          1,282,533
               2010          2,591,314
                            ----------
               Total        $5,669,540
                            ==========

During the fiscal year ended December 31, 2002, the Fund did not utilize any capital loss carryforward.
   As of December 31, 2002, the Fund had approximately $265,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
   The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $4,595, a decrease in accumulated net investment loss of $12,918, and an increase in accumulated net realized loss on investments of $8,323. Net assets of the Fund were unaffected by the reclassifications.
   No distributions were paid during the years ended December 31, 2002 and December 31, 2001.

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

          Accumulated net investment loss   $   (11,369)
          Accumulated net realized loss      (5,934,850)
          Net realized appreciation              49,490
                                            -----------
          Total                             $(5,896,729)
                                            ===========
--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                 27 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                     Year Ended December 31, 2002   Year Ended December 31, 2001 1
                            Shares         Amount            Shares       Amount
----------------------------------------------------------------------------------
Non-Service shares
Sold                     1,297,325   $ 13,674,065           869,437  $ 8,938,580
Redeemed                  (869,963)    (8,828,182)         (509,595)  (5,117,414)
                       -----------------------------------------------------------
Net increase               427,362   $  4,845,883           359,842  $ 3,821,166
                       ===========================================================

----------------------------------------------------------------------------------
Service shares
Sold                     2,221,410   $ 21,513,500            10,574  $   116,404
Redeemed                (1,573,671)   (14,959,950)             (786)      (8,220)
                       -----------------------------------------------------------
Net increase               647,739   $  6,553,550             9,788  $   108,184
                       ===========================================================

1. For the year ended December 31, 2001, for Non-Service shares and for the period from July 16, 2001 (inception of offering) to December 31, 2001, for Service shares.

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2002, were $37,836,922 and $26,729,121, respectively.

As of December 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $25,952,117 was composed of:

          Gross unrealized appreciation      $ 2,193,029
          Gross unrealized depreciation       (2,154,893)
                                             -----------
          Net unrealized appreciation        $    38,136
                                             ===========

The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.



                 28 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

   Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. For the year ended December 31, 2002, payments under the Service Plan totaled $5,396.

--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of December 31, 2002, the Fund had outstanding foreign currency contracts as follows:

                      Expiration          Contract      Valuation as of     Unrealized
Contract Description        Date     Amount (000s)    December 31, 2002   Appreciation
--------------------------------------------------------------------------------------
Contracts to Sell
Canadian Dollar (CAD)     1/2/03             4CAD                $2,562             $4

--------------------------------------------------------------------------------
6. Illiquid or Restricted Securities
As of December 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2002 was $17,043, which represents 0.07% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                        Acquisition              Valuation as of    Unrealized
Security                       Date     Cost   December 31, 2002  Depreciation
-------------------------------------------------------------------------------
Stocks and/or Warrants
Canadian 88 Energy Corp.     6/4/02  $19,418             $17,043        $2,375




                 29 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

INDEPENDENT AUDITORS' REPORT


--------------------------------------------------------------------------------
To the Board of Trustees and Shareholders of Oppenheimer Main Street Small Cap Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Small Cap Fund/VA, which is a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Small Cap Fund/VA as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP

Denver, Colorado
January 23, 2003

                 30   |   OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FEDERAL INCOME TAX INFORMATION Unaudited


--------------------------------------------------------------------------------
In early 2003, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.





                 31 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

TRUSTEES AND OFFICERS



--------------------------------------------------------------------------------
Name, Position(s) Held        Principal Occupation(s) During Past 5 Years; Other
with Fund, Length of          Trusteeships/Directorships Held by Trustee; Number
Service, Age                  of Portfolios in Fund Complex Currently Overseen
                              by Trustee

INDEPENDENT                   The address of each Trustee in the chart below is
TRUSTEES                      6803 S. Tucson Way, Centennial, CO 80112-3924.
                              Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain,               Formerly, Chief Executive Officer (until August
Chairman and Trustee          27, 2002) of the Board II Funds, Vice Chairman
(since 1998)                  (until January 2, 2002) of OppenheimerFunds, Inc.
Age: 69                       (the Manager) and President and a director (until
                              1997) of Centennial Asset Management Corporation
                              (a wholly-owned investment advisory subsidiary of the Manager). Oversees 41 portfolios in the OppenheimerFunds complex.

William L. Armstrong,         Chairman of the following private mortgage banking
Trustee (since 1999)          companies: Cherry Creek Mortgage Company (since
Age: 65                       1991), Centennial State Mortgage Company (since
                              1994), The El Paso Mortgage Company (since 1993),
                              Transland Financial Services, Inc. (since 1997);
                              Chairman of the following private companies: Great
                              Frontier Insurance (insurance agency) (since 1995) and Ambassador Media Corporation (since 1984); a director of the following public companies:
                              Storage Technology Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc.
                              (oil and gas drilling/production company) (since
                              1992), UNUMProvident (insurance company) (since
                              1991). Formerly Director of International Family
                              Entertainment (television channel) (1992-1997) and
                              Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995),
                              Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title
                              (title insurance agency) (1995-June 1999); a U.S.
                              Senator (January 1979-January 1991). Oversees 41 portfolios in the OppenheimerFunds complex.

Robert G. Avis,               Formerly, Director and President of A.G. Edwards
Trustee (since 1998)          Capital, Inc. (General Partner of private equity
Age: 71                       funds) (until February 2001); Chairman, President
                              and Chief Executive Officer of A.G. Edwards
                              Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice
                              Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999);
                              Chairman of A.G. Edwards Trust Company and A.G.E.
                              Asset Management (investment advisor) (until March
                              1999); and a Director (until March 2000) of A.G.
                              Edwards & Sons and A.G. Edwards Trust Company.
                              Oversees 41 portfolios in the OppenheimerFunds complex.

George C. Bowen,              Formerly (until April 1999): Senior Vice President
Trustee (since 1998)          (from September 1987) and Treasurer (from March
Age: 66                       1985) of the Manager; Vice President (from June
                              1983) and Treasurer (since March 1985) of
                              OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice President (since
                              February 1992), Treasurer (since July 1991)
                              Assistant Secretary and a director (since December
                              1991) of Centennial Asset Management Corporation;
                              Vice President (since October 1989) and Treasurer
                              (since April 1986) of HarbourView Asset Management
                              Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director
                              (June 1989-January 1990) of Centennial Capital
                              Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since
                              August 1978) and Secretary (since April 1981) of
                              Shareholder Services, Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and Secretary (since November 1989) of
                              Shareholder Financial Services, Inc. (a transfer agent subsidiary of the Manager); Assistant
                              Treasurer (since March 1998) of Oppenheimer
                              Acquisition Corp. (the Manager's parent
                              corporation); Treasurer (since November 1989) of
                              Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); Vice President and Treasurer (since July 1996) of Oppenheimer
                              Real Asset Management, Inc. (an investment advisory subsidiary of the Manager); Chief
                              Executive Officer and director (since March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager); Treasurer (since
                              October 1997) of OppenheimerFunds International
                              Ltd. and Oppenheimer Millennium Funds plc
                              (offshore fund management subsidiaries of the Manager). Oversees 41 portfolios in the OppenheimerFunds complex.

Edward L. Cameron,            A member of The Life Guard of Mount Vernon,
Trustee (since 1999)          (George Washington's home) (since June 2000).
Age: 64                       Formerly (March 2001-May 2002) Director of Genetic
                              ID, Inc. and its subsidiaries (a privately held biotech company); a partner with
                              PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment Management
                              Industry Services Group. Oversees 41 portfolios in the OppenheimerFunds complex.

Jon S. Fossel,                Chairman and Director (since 1998) of Rocky
Trustee (since 1998)          Mountain Elk Foundation (a not-for-profit
Age: 60                       foundation); and a director (since October 1999)
                              of P.R. Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since
                              June 1, 2002). Formerly Chairman and a director
                              (until October 1996) and President and Chief
                              Executive Officer (until October 1995) of the
                              Manager; President, Chief Executive Officer and a director of Oppenheimer Acquisition Corp.,
                              Shareholders Services Inc. and Shareholder
                              Financials Services, Inc. (until October 1995).
                              Oversees 41 portfolios in the OppenheimerFunds complex.






                 32 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Sam Freedman,                 A trustee or director of other Oppenheimer funds.
Trustee (since 1998)          Formerly (until October 1994) Mr. Freedman held
Age: 62                       several positions in subsidiary or affiliated
                              companies of the Manager. Oversees 41 portfolios in the OppenheimerFunds complex.

Beverly L. Hamilton,          Trustee (since 1996) of MassMutual Institutional
Trustee (since 2002)          Funds and of MML Series Investment Fund (open-end
Age: 56                       investment companies); Director of MML Services
                              (since April 1987) and America Funds Emerging
                              Markets Growth Fund (since October 1991) (both are investment companies), The California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula, (since
                              February 2002); a trustee (since February 2000) of
                              Monterey International Studies (an educational organization), and an advisor to Unilever
                              (Holland)'s pension fund and to Credit Suisse
                              First Boston's Sprout venture capital unit. Mrs.
                              Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                              Formerly, President (February 1991-April 2000)
                              ARCO Investment Management Company. Oversees 40 portfolios in the OppenheimerFunds complex.

Robert J. Malone,             Director (since 2001) of Jones Knowledge, Inc. (a
Trustee (since 2002)          privately held company), U.S. Exploration, Inc.,
Age: 58                       (since 1997), Colorado UpLIFT (a non-profit
                              organization) (since 1986) and a trustee of the Gallagher Family Foundation (since 2000).
                              Formerly, Chairman of U.S. Bank (a subsidiary of
                              U.S. Bancorp and formerly Colorado National Bank,)
                              (July 1996-April 1, 1999) and a director of Commercial Assets, Inc. (1993-2000). Oversees 40 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr.,     Trustee (since 1996) of MassMutual Institutional
Trustee (since 2000)          Funds and of MML Series Investment Fund (open-end
Age: 60                       investment companies); Trustee and Chairman (since
                              May 1987) of the investment committee for the Worcester Polytech Institute; President and
                              Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable organization);
                              Trustee (since 1995) of the Springfield Library and Museum Association; Trustee (since 1996) of the Community Music School of Springfield; Member of the investment committee of the Community
                              Foundation of Western Massachusetts (since 1998).
                              Formerly, Chairman (January 1999-July 1999) of SIS
                              & Family Bank, F.S.B. (formerly SIS Bank);
                              President, Chief Executive Officer and Director
                              (May 1993-December 1998) of SIS Bankcorp, Inc. and
                              SIS Bank (formerly Springfield Institution for
                              Savings) and Executive Vice President (January
                              1999-July 1999) of Peoples Heritage Financial
                              Group, Inc. Oversees 41 portfolios in the
                              OppenheimerFunds complex.


--------------------------------------------------------------------------------
INTERESTED TRUSTEE            The address of Mr. Murphy in the chart below is
AND OFFICER                   498 Seventh Avenue, New York, NY 10018. Mr. Murphy
                              serves for an indefinite term, until his resignation, retirement, death or removal.

John V. Murphy,               Chairman, Chief Executive Officer and director
President and Trustee         (since June 2001) and President (since September
(since 2001)                  2000) of the Manager; President and a director or
Age: 53                       trustee of other Oppenheimer funds; President and
                              a director (since July 2001) of Oppenheimer
                              Acquisition Corp. and of Oppenheimer Partnership
                              Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman and a director (since July 2001) of Shareholder
                              Services, Inc. and of Shareholder Financial
                              Services, Inc.; President and a director (since
                              July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.:
                              OFI Institutional Asset Management, Inc. and
                              Centennial Asset Management Corporation (since
                              November 2001), HarbourView Asset Management
                              Corporation and OFI Private Investments, Inc.
                              (since July 2001); President (since November 1,
                              2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity
                              Investment Management Corp. and Tremont Advisers,
                              Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February
                              1997) of Massachusetts Mutual Life Insurance
                              Company (the Manager's parent company); a director
                              (since June 1995) of DLB Acquisition Corporation
                              (a holding company that owns the shares of David
                              L. Babson & Company, Inc.); formerly, Chief
                              Operating Officer (September 2000-June 2001) of the Manager; President and trustee (November
                              1999-November 2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September
                              1999-August 2000) of C.M. Life Insurance Company;
                              President, Chief Executive Officer and director
                              (September 1999-August 2000) of MML Bay State Life
                              Insurance Company; a director (June 1989-June
                              1998) of Emerald Isle Bancorp and Hibernia Savings
                              Bank (a wholly-owned subsidiary of Emerald Isle
                              Bancorp). Oversees 69 portfolios in the
                              OppenheimerFunds complex.



                 33 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

TRUSTEES AND OFFICERS Continued

--------------------------------------------------------------------------------
OFFICERS The address of the Officers in the chart below is as follows: for Messrs. Albers, Zack and Zavanelli, 498 Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his earlier resignation, retirement, death or removal.

Charles Albers,               Senior Vice President (since April 1998) of the
Vice President (since 2001)   Manager; a Certified Financial Analyst; formerly a
Age: 62                       Vice President and portfolio manager for Guardian
                              Investor Services, the investment management subsidiary of The Guardian Life Insurance Company
                              (1972-April 1998). An officer of 6 portfolios in the OppenheimerFunds complex Vice President (since
                              November 2000) of the Manager; a Chartered
                              Financial Analyst; Prior to joining the Manager in May 1998 he was President of Waterside Capital
                              Management, a registered investment advisor
                              (August 1995-April 1998) and a financial research analyst for Elder Research (June 1997-April 1998).
                              An officer of 2 portfolios in the OppenheimerFunds complex.

Mark Zavanelli,               Vice President (since November 2000) of the
Vice President (since 2001)   Manager; a Chartered Financial Analyst; Prior to
Age: 32                       joining the Manager in May 1998 he was President
                              of Waterside Capital Management, a registered investment advisor (August 1995 - April 1998) and a financial research analyst for Elder Research
                              (June 1997 - April 1998). An officer of 2 portfolios in the OppenheimerFunds complex.

Brian W. Wixted,              Senior Vice President and Treasurer (since March
Treasurer, Principal          1999) of the Manager; Treasurer (since March 1999)
Financial and Accounting      of HarbourView Asset Management Corporation,
Officer (since 1999)          Shareholder Services, Inc., Oppenheimer Real Asset
Age: 43                       Management Corporation, Shareholder Financial
                              Services, Inc., Oppenheimer Partnership Holdings,
                              Inc., OFI Private Investments, Inc. (since March
                              2000), OppenheimerFunds International Ltd. and
                              Oppenheimer Millennium Funds plc (since May 2000) and OFI Institutional Asset Management, Inc.
                              (since November 2000); Treasurer and Chief
                              Financial Officer (since May 2000) of Oppenheimer
                              Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and
                              OppenheimerFunds Legacy Program (since April
                              2000); formerly Principal and Chief Operating
                              Officer (March 1995-March 1999), Bankers Trust
                              Company-Mutual Fund Services Division. An officer of 85 portfolios in the OppenheimerFunds complex.

Robert G. Zack,               Senior Vice President (since May 1985) and General
Vice President and Secretary  Counsel (since February 2002) of the Manager;
(since 2001)                  General Counsel and a director (since November
Age: 54                       2001) of OppenheimerFunds Distributor, Inc.;
                              Senior Vice President and General Counsel (since
                              November 2001) of HarbourView Asset Management
                              Corporation; Vice President and a director (since
                              November 2000) of Oppenheimer Partnership
                              Holdings, Inc.; Senior Vice President, General
                              Counsel and a director (since November 2001) of Shareholder Services, Inc., Shareholder Financial
                              Services, Inc., OFI Private Investments, Inc.,
                              Oppenheimer Trust Company and OFI Institutional
                              Asset Management, Inc.; General Counsel (since
                              November 2001) of Centennial Asset Management
                              Corporation; a director (since November 2001) of
                              Oppenheimer Real Asset Management, Inc.; Assistant
                              Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice
                              President (since November 2001) of
                              OppenheimerFunds Legacy Program; Secretary (since
                              November 2001) of Oppenheimer Acquisition Corp.;
                              formerly Acting General Counsel (November
                              2001-February 2002) and Associate General Counsel
                              (May 1981-October 2001) of the Manager; Assistant
                              Secretary of Shareholder Services, Inc. (May
                              1985-November 2001), Shareholder Financial
                              Services, Inc. (November 1989-November 2001);
                              OppenheimerFunds International Ltd. And
                              Oppenheimer Millennium Funds plc (October
                              1997-November 2001). An officer of 85 portfolios in the OppenheimerFunds complex.




The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.


                 34 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA

 A Series of Oppenheimer Variable Account Funds
 -------------------------------------------------------------------------------
 Investment Advisor           OppenheimerFunds, Inc.


 -------------------------------------------------------------------------------
 Distributor                  OppenheimerFunds Distributor, Inc.


 -------------------------------------------------------------------------------
 Transfer Agent               OppenheimerFunds Services


 -------------------------------------------------------------------------------
 Independent Auditors         Deloitte & Touche LLP


 -------------------------------------------------------------------------------
 Legal Counsel to the Fund    Myer, Swanson, Adams & Wolf, P.C.


 -------------------------------------------------------------------------------
 Legal Counsel to the         Mayer Brown Rowe & Maw
 Independent Trustees



 For more complete information about Oppenheimer Main Street Small Cap Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc. at 1.800.981.2871.






                 35 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

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